UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2019

Date of reporting period:	11/30/2018

Item 1. Schedule of Investments

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.2%
Asset-Backed Securities 4.4%
Collateralized Loan Obligations
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class B, 144A, 3 Month LIBOR + 1.750%	4.237%(c)	10/24/29	3,925	$ 3,925,434
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 3 Month LIBOR + 1.950%	4.393(c)	10/20/31	1,700	1,699,157
KVK CLO Ltd. (Cayman Islands), Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.650%	4.295(c)	05/20/29	2,500	2,505,516
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.216(c)	07/15/31	6,500	6,492,329
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700%	4.169(c)	10/22/30	10,000	10,011,254
OZLM Ltd. (Cayman Islands), Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.199(c)	04/17/31	4,250	4,258,777
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.900%	4.392(c)	10/20/31	5,000	4,996,079
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.289(c)	05/07/31	3,000	3,000,639
Sounds Point CLO Ltd. (Cayman Islands), Series 2013-03RA, Class B, 144A, 3 Month LIBOR + 1.750%	4.195(c)	04/18/31	2,250	2,241,841
Trinitas CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.395(c)	10/18/31	4,000	3,998,620
Vibrant CLO Ltd. (Cayman Islands), Series 2016-04A, Class B, 144A, 3 Month LIBOR + 2.400%	4.869(c)	07/20/28	3,000	3,010,439
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.626(c)	07/15/31	6,000	6,002,439
Total Asset-Backed Securities (cost $52,142,639)				52,142,524

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans 92.4%
Advertising 0.5%
Acosta, Inc., Tranche B-1 Loan, 1 Month LIBOR + 3.250%	5.590%(c)	09/26/21	722	$ 498,140
Advantage Sales & Marketing, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	07/23/21	1,916	1,729,901
Incremental Term B-2 Loan, 1 Month LIBOR + 3.250%	5.590(c)	07/23/21	422	380,803
Term Loan (Second Lien), 1 Month LIBOR + 6.500%	8.840(c)	07/25/22	750	608,750

Vestcom Parent Holdings, Inc., Term Loan, 1 Month LIBOR + 4.000%/PRIME + 3.000%^	7.295(c)	12/19/23	2,439	2,402,304
				5,619,898
Aerospace & Defense 0.8%
Transdigm, Inc.,
2018 New Tranche E Term Loans, 1 Month LIBOR + 2.500%	4.840(c)	05/30/25	3,388	3,296,935
New Tranche G Term Loans, 1 Month LIBOR + 2.500%	4.840(c)	08/22/24	6,930	6,744,728
				10,041,663
Apparel 0.6%
Calceus Acquisition, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%	6.350(c)	01/31/20	3,881	3,816,335
Fullbeauty Brands Holdings Corp., First Lien Term Loan, 3 Month LIBOR + 4.750%	7.280(c)	10/14/22	1,121	338,348
Oak Parent, Inc., Initial Term Loan, 1 Month LIBOR + 4.500%	6.840(c)	10/26/23	1,047	981,194
Strategic Partners Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 3.750%^	6.090(c)	06/30/23	1,428	1,417,147
				6,553,024
Auto Manufacturers 0.6%
Navistar Financial Corp., New TLB Loan, 1 Month LIBOR + 3.750%	6.130(c)	07/30/25	3,915	3,888,271
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	5.820(c)	11/06/24	2,432	2,419,467
UOS LLC, Initial Term Loan, 1 Month LIBOR + 5.500%^	7.825(c)	04/18/23	652	659,994
				6,967,732

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Auto Parts & Equipment 2.0%
Altra Industrial Motion Corp., Term Loan, 1 Month LIBOR + 2.000%	4.340%(c)	10/01/25	1,600	$ 1,582,000
American Axle & Manufacturing, Inc., Tranche B Term Loan, 1 - 3 Month LIBOR + 2.250%	4.655(c)	04/06/24	4,470	4,292,996
Cooper-Standard Automotive Inc, Additional Term B-1 Loan, 1 Month LIBOR + 2.000%^	4.340(c)	11/02/23	5,074	4,985,459
Garrett LX III Sarl (Switzerland), Dollar Tranche B Term Loan, 3 Month LIBOR + 2.500%^	4.890(c)	09/27/25	850	835,125
Horizon Global Corp., 2017 Replacement Term Loan, 1 Month LIBOR + 6.000%^	8.340(c)	06/30/21	598	549,728
Innovative Xcessories & Services LLC, Term Loan, 1 Month LIBOR + 4.750%^	7.070(c)	11/29/22	1,289	1,290,794
K & N Parent, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	7.140(c)	10/20/23	1,650	1,644,862
Superior Industries International, Inc., Replacement Term Loan, 1 Month LIBOR + 4.000%	6.340(c)	05/22/24	1,190	1,190,325
Tenneco, Inc., Tranche B Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	10/01/25	850	829,813
Truck Hero, Inc., Term Loan, 1 Month LIBOR + 3.750%	6.070(c)	04/22/24	3,597	3,534,218
Visteon Corp., New Term Loan B, 1 - 3 Month LIBOR + 1.750%	4.275(c)	03/25/24	3,700	3,623,244
				24,358,564
Banks 0.0%
Walker & Dunlop, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.590(c)	11/07/25	500	497,813
Beverages 0.3%
Arctic Glacier USA, Inc., Specified Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.840(c)	03/20/24	2,629	2,596,054
Refresco Group NV (Netherlands), Facility B3 Loan, 3 Month LIBOR + 3.250%^	5.870(c)	03/28/25	1,550	1,522,875
				4,118,929

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Building Materials 1.9%
Airxcel, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.840%(c)	04/28/25	973	$ 934,876
Second Lien Initial Term Loan, 1 Month LIBOR + 8.750%^	11.090(c)	04/27/26	225	213,750

Builders FirstSource, Inc., 2017 Initial Term Loan, 3 Month LIBOR + 3.000%	5.390(c)	02/29/24	1,995	1,903,466
C.H.I.Overhead Doors, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	07/29/22	2,494	2,469,342
Diversitech Holdings, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	06/03/24	1,762	1,725,337
Forterra Finance LLC, Replacement Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	10/25/23	1,697	1,549,518
Ilpea Parent, Inc., Term Loan, 1 Month LIBOR + 4.750%^	7.100(c)	03/02/23	742	744,104
Jeld-Wen, Inc., Term B-4 Loan, 3 Month LIBOR + 2.000%	4.390(c)	12/14/24	2,924	2,887,205
Pisces Midco, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.180(c)	04/12/25	5,041	4,923,500
Quikrete Holdings, Inc., Initial Loan (First Lien), 1 Month LIBOR + 2.750%	5.090(c)	11/15/23	3,279	3,210,525
Summit Materials LLC, New Term Loan B, 1 Month LIBOR + 2.000%	4.340(c)	11/21/24	1,497	1,465,666
				22,027,289
Chemicals 3.5%
Alpha US Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	5.390(c)	01/31/24	1,610	1,593,580
Chemours Co., (The), Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%	4.100(c)	04/03/25	4,235	4,155,582
Colouroz Midco - Colouroz Investment 2 LLC, Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 7.250%	9.740(c)	09/06/22	118	99,623
CSC Holdings LLC, 2017 Refinancing Term Loan, 1 Month LIBOR + 3.500%	5.840(c)	12/23/24	1,816	1,804,948
Cyanco Intermediate 2 Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.850(c)	03/16/25	3,240	3,196,431

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)
Encapsys LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.250%^	5.590%(c)	11/07/24	1,318	$ 1,298,599
HB Fuller Company, Term Loan B, 1 Month LIBOR + 2.000%	4.300(c)	10/20/24	892	876,373
Macdermid, Inc.,
Term Loan	—(p)	06/05/20	1,053	1,052,009
Tranche B-6 Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	06/07/23	905	905,676

Messer Industries USA, Inc., Term Loan	—(p)	10/31/25	2,650	2,610,250
Oxea Corp., Tranche B-2 Term Loan, 3 Month LIBOR + 3.500%	5.940(c)	10/14/24	2,858	2,832,773
Plaskolite LLC, Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.840(c)	11/03/22	2,795	2,781,075
PQ Corp., Third Amendment Tranche B-1 Term Loan, 3 Month LIBOR + 2.500%	5.030(c)	02/08/25	3,294	3,244,708
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%	6.525(c)	12/26/23	3,318	3,278,722
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	11.210(c)	06/26/26	1,500	1,455,000

Starfruit Finco BV (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.550(c)	10/01/25	5,075	5,000,458
Tronox Finance LLC,
First Lien Blocked Dollar Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	09/23/24	511	505,268
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	09/23/24	1,180	1,166,003
Unifrax I LLC,
2017 Incremental Dollar Term Loan, 3 Month LIBOR + 3.500%^	5.890(c)	04/04/24	1,704	1,677,928
Second Lien Initial Term Loan, 3 Month LIBOR + 7.500%	9.890(c)	11/03/25	275	276,031

Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	5.340(c)	08/08/24	1,995	1,962,544
				41,773,581

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Coal 0.2%
Consol Energy, Inc., Initial Term B Loan, 1 Month LIBOR + 6.000%	8.350%(c)	11/28/22	1,365	$ 1,376,629
Murray Energy Corp., Superpriority Term B-2 Loan, 3 Month LIBOR + 7.250%	9.780(c)	10/17/22	795	690,945
				2,067,574
Commercial Services 6.2%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 3.000%	5.340(c)	04/09/25	1,820	1,812,473
Alixpartners LLP, 2017 Refinancing Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	04/04/24	5,417	5,357,565
Allied Universal Holdco LLC,
Incremental Term Loan, PRIME + 3.250%	8.500(c)	07/28/22	700	691,250
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%	6.140(c)	07/28/22	2,124	2,081,691

AVSC Holdings Corp., Initial Term Loan, 1 - 3 Month LIBOR + 3.250%^	5.695(c)	03/03/25	448	438,795
Barbri, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 4.250%^	6.550(c)	12/01/23	708	697,663
Belron Finance US LLC, First Incremental Loan, 3 Month LIBOR + 2.500%^	5.110(c)	11/13/25	1,500	1,481,250
BrightView Landscapes LLC, Initial Term Loan, 1 Month LIBOR + 2.500%^	4.845(c)	08/15/25	1,798	1,780,020
Camelot US Acquisition I Co., 2017-2 Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	10/03/23	4,245	4,190,557
Concentra, Inc., First Lien Term B-1 Loan, 1 Month LIBOR + 2.750%	5.070(c)	06/01/22	425	419,953
Eab Global, Inc., First Lien Term Loan, 2 - 3 Month LIBOR + 3.750%^	6.230(c)	11/17/24	3,085	3,031,134
Equian LLC, 2018 Incremental Term Loan B, 1 Month LIBOR + 3.250%	5.570(c)	05/20/24	1,532	1,517,873
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	10/01/25	6,100	5,934,794
Global Payments, Inc., Term Loan B4, 1 Month LIBOR + 1.750%	4.090(c)	10/17/25	1,050	1,036,875

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)

IRI Merger Sub 4, Inc., Term Loan	— %(p)	12/31/25	2,850	$ 2,810,813
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%^	5.840(c)	07/03/24	2,757	2,739,520
Laureate Education, Inc., Series 2024 Term Loan, 3 Month LIBOR + 3.500%	6.030(c)	04/26/24	5,151	5,137,733
Legalzoom.com, Inc., 2018 Term Loan B, 1 Month LIBOR + 4.500%	6.810(c)	11/21/24	868	865,088
Merrill Communications LLC, Initial Term Loan, 3 Month LIBOR + 5.250%^	7.780(c)	06/01/22	630	631,932
NorthRiver Midstream Finance LP (Canada), Initial Term B Loan, 3 Month LIBOR + 3.250%	5.650(c)	10/01/25	1,500	1,483,125
On Assignment, Inc., Initial Term B-2 Loan, 1 Month LIBOR + 2.000%	4.340(c)	04/02/25	1,649	1,632,931
Packers Holdings LLC, Initial Term Loan, 3 Month LIBOR + 3.000%	5.320(c)	12/04/24	3,357	3,319,397
Parexel International Corp., Initial Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	09/27/24	3,381	3,282,766
PSC Industrial Holdings Corp., Term Loan (First Lien), 1 Month LIBOR + 3.750%^	6.060(c)	10/11/24	2,062	2,064,502
Safe Fleet Holdings LLC, Term Loan	—(p)	02/01/25	200	197,333
St. George’s University Scholastic Services LLC (Canada), Term Loan, 1 Month LIBOR + 3.500%	5.850(c)	07/17/25	2,004	1,993,794
Sterling Midco Holdings, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.840(c)	06/19/24	1,706	1,692,349
Syniverse Holdings, Inc., Tranche C Term Loan, 1 Month LIBOR + 5.000%	7.310(c)	03/09/23	3,660	3,517,927
Team Health Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	02/06/24	2,869	2,664,554
Tmk Hawk Parent Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.850(c)	08/28/24	1,844	1,740,866
Trans Union LLC,
2017 Replacement Tranch B-3 Loan, 1 Month LIBOR + 2.000%	4.340(c)	04/09/23	724	714,755

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services (cont’d.)
Trans Union LLC, (cont’d.)
2018 Incremental Term B-4 Loan, 1 Month LIBOR + 2.000%	4.340%(c)	06/19/25	621	$613,596

Trugreen Limited Partnership, Initial Incremental Term Loan (First Lien), 1 Month LIBOR + 4.000%^	6.320(c)	04/13/23	711	718,566
Tweddle Group, Inc., Effective Date Term Loan, 1 Month LIBOR + 4.500%	6.800(c)	09/17/23	379	134,451
United Rentals, Inc., Initial Term Loan, 1 Month LIBOR + 1.750%	4.090(c)	10/31/25	1,000	995,000
USS Ultimate Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	08/26/24	898	892,683
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	6.840(c)	08/27/25	2,200	2,185,564
VT Topco, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.050(c)	08/01/25	1,144	1,138,380
				73,639,518
Computers 3.0%
Cologix Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	03/20/24	2,427	2,390,554
Conduent Business Services LLC, Term Loan B, 1 Month LIBOR + 2.500%	4.840(c)	12/07/23	2,524	2,490,020
Dell International LLC, Refinancing Term B Loan, 1 Month LIBOR + 2.000%	4.350(c)	09/07/23	3,766	3,716,259
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.750%	6.140(c)	07/11/25	1,025	1,016,031
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.850(c)	09/29/25	825	831,188
Term B USD Loan, 1 Month LIBOR + 3.750%	6.100(c)	09/30/24	4,479	4,466,505
Neustar, Inc.,
First Lien Term Loan B4, 1 Month LIBOR + 3.500%	5.840(c)	08/08/24	2,306	2,271,857
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%^	10.340(c)	08/08/25	550	538,850

Peak 10 Holding Corp., Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%	5.890(c)	08/01/24	3,997	3,873,591
Presidio LLC, Refinancing and Incremental Term Loan, 1 - 3 Month LIBOR + 2.750%	5.138(c)	02/02/24	2,391	2,362,695

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Computers (cont’d.)

Procera Networks, Inc. (Canada), First Lien Initial Term Loan, 3 Month LIBOR + 4.500%^	6.810%(c)	10/30/25	1,850	$ 1,843,063
Sonicwall US Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.500%	6.140(c)	05/17/25	1,975	1,952,781
Tempo Acquisition LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	05/01/24	2,779	2,752,975
VeriFone Systems, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	6.640(c)	08/20/25	1,950	1,931,313
Western Digital Corp., New Term Loan B-4, 1 Month LIBOR + 1.750%	4.060(c)	04/29/23	2,992	2,902,707
				35,340,389
Consumer Services 0.1%
University Support Services LLC, Term Loan	—(p)	07/31/25	825	820,453
Cosmetics/Personal Care 0.2%
Coty, Inc., Term B USD Loans, 1 Month LIBOR + 2.250%	4.570(c)	04/07/25	1,571	1,470,907
Revlon Consumer Products Corp., Initial Term B Loan, 3 Month LIBOR + 3.500%	6.103(c)	09/07/23	1,937	1,420,921
				2,891,828
Distribution/Wholesale 0.8%
American Tire Distributors, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.640(c)	09/01/21	627	532,526
CSC SW Holdco, Inc., Term B-1 Loan, 3 Month LIBOR + 3.250%	5.690(c)	11/14/22	1,500	1,469,063
Fastener Acquisition, Inc.,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.250%^	6.615(c)	03/21/25	1,119	1,116,577
Second Lien Initial Term Loan, 3 Month LIBOR + 8.750%^	11.140(c)	03/23/26	88	83,125

FPC Holdings, Inc., First Lien Term B-1 Loan, 3 Month LIBOR + 4.500%	6.740(c)	11/18/22	970	966,082
HD Supply, Inc., Term Loan	—(p)	10/31/23	1,000	988,500

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Distribution/Wholesale (cont’d.)

Nexeo Solutions LLC, Term Loan B-1, 3 Month LIBOR + 3.250%	5.793%(c)	06/09/23	1,676	$ 1,674,994
Owens & Minor, Inc., Term B Loan, 1 Month LIBOR + 4.500%	6.800(c)	05/02/25	1,995	1,625,925
Univar USA, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.590(c)	07/01/24	1,118	1,095,644
				9,552,436
Diversified Financial Services 1.8%
Advisor Group, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.050(c)	08/15/25	1,150	1,145,688
Altisource Solutions Sarl, Term B Loan, 3 Month LIBOR + 4.000%	6.390(c)	04/03/24	152	150,219
Blackhawk Network Holdings, Inc., First Lien Term Loan, 3 Month LIBOR + 3.000%	5.390(c)	06/15/25	3,070	3,029,138
Capital Automotive L.P., Initial Tranche B Term Loan (Second Lien), 1 Month LIBOR + 6.000%	8.350(c)	03/24/25	773	772,543
Edelman Financial Center LLC, First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.690(c)	07/21/25	1,775	1,758,138
Focus Financial Partners LLC, Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%	4.840(c)	07/03/24	1,394	1,381,587
Franklin Square Holdings, L.P., Term Loan, 1 Month LIBOR + 2.500%	4.810(c)	08/01/25	1,250	1,241,406
Greensky Holdings LLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%	5.630(c)	03/31/25	1,918	1,904,690
Hudson River Trading LLC, Term Loan, 1 Month LIBOR + 3.500%	5.840(c)	04/03/25	2,840	2,829,848
Jefferies Finance LLC, Term Loan, 3 Month LIBOR + 2.500%^	4.940(c)	09/30/25	793	788,842
Lions Gate Capital Holdings, LLC, Term B Loan, 1 Month LIBOR + 2.250%	4.590(c)	03/24/25	1,194	1,176,588
Liquidnet Holdings, Inc., Term Loan, 1 Month LIBOR + 3.250%^	5.590(c)	07/11/24	2,072	2,058,245
Stepstone Group, L.P., Initial Term Loan, 1 Month LIBOR + 4.000%^	6.350(c)	03/27/25	1,346	1,339,021
Virtus Investment Partners, Inc., Initial Term Loan, 3 Month LIBOR + 2.500%^	4.910(c)	06/03/24	1,539	1,537,312
				21,113,265

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Electric 1.6%
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%	4.890%(c)	01/15/24	4,095	$ 4,013,588
Term Loan (2015), 3 Month LIBOR + 2.500%	4.890(c)	01/15/23	729	716,155
Term Loan (2016), 3 Month LIBOR + 2.500%	4.890(c)	05/31/23	497	487,817

Helix Gen Funding LLC, Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	06/03/24	1,746	1,606,603
NRG Energy, Inc., Term Loan, 3 Month LIBOR + 1.750%	4.140(c)	06/30/23	1,487	1,467,603
Pike Corp., Initial Term Loan (2018), 1 Month LIBOR + 3.500%	5.850(c)	03/21/25	2,427	2,417,121
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 2.000%	4.320(c)	12/31/25	7,002	6,899,050
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.340(c)	08/04/23	998	982,811
				18,590,748
Electrical Components & Equipment 0.3%
Celestica Inc. (Canada), Term Loan^	—(p)	06/27/25	900	886,500
Pelican Products, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.810(c)	05/01/25	2,417	2,389,344
				3,275,844
Electronics 0.4%
Celestica, Inc. (Canada), Term B Loan, 1 Month LIBOR + 2.130%^	4.450(c)	06/27/25	2,768	2,712,701
Resideo Funding, Inc., Tranche B Term Loan, 3 Month LIBOR + 2.000%^	4.490(c)	10/24/25	600	596,250
Southwire Co., Initial Term Loan, 1 Month LIBOR + 2.000%	4.310(c)	05/15/25	368	364,877
TTM Technologies, Inc., Term B Loan, 1 Month LIBOR + 2.500%^	4.800(c)	09/30/24	1,484	1,439,328
				5,113,156
Engineering & Construction 1.5%
American Traffic Solution, First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	02/28/25	996	995,689
Brand Energy & Infrastructure Services, Inc., Initial Term Loan, 3 Month LIBOR + 4.250%	6.718(c)	06/21/24	3,481	3,425,340

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Engineering & Construction (cont’d.)
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.340%(c)	02/03/25	2,593	$ 2,551,047
Second Lien Initial Term Loan, 1 Month LIBOR + 6.750%^	9.090(c)	02/01/26	500	490,000

Hamilton Holdco LLC (Australia), Term Loan, 3 Month LIBOR + 2.000%	4.400(c)	07/02/25	823	812,651
Interior Logic Group, Inc., Initial Term Loan, 2 Month LIBOR + 4.000%	6.390(c)	05/30/25	2,275	2,260,781
MX Holdings US, Inc., Facility B1C, 1 Month LIBOR + 3.000%^	5.340(c)	07/31/25	825	821,906
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	07/07/22	3,754	3,746,435
Trc Companies, Inc., Refinancing Term Loan, 1 Month LIBOR + 3.500%^	5.840(c)	06/21/24	2,369	2,345,496
USIC Holdings, Inc., Term Loan B, 1 Month LIBOR + 3.250%	5.590(c)	12/08/23	597	586,612
				18,035,957
Entertainment 2.2%
Affinity Gaming LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	07/03/23	1,424	1,381,746
Aristocrat Leisure Ltd. (Australia), Term B-3 Loan, 3 Month LIBOR + 1.750%	4.220(c)	10/19/24	3,679	3,615,649
CEOCL LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.340(c)	10/06/24	4,180	4,094,503
Crown Finance US, Inc., Initial Dollar Tranche Term Loan, 1 Month LIBOR + 2.500%	4.840(c)	02/28/25	1,990	1,950,910
Deluxe Entertainment Services Group, Inc., Initial Term Loan, 3 Month LIBOR + 5.500%	8.030(c)	02/28/20	1,206	1,043,079
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%^	5.350(c)	10/21/24	2,212	2,189,942
Greektown Holdings LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	04/25/24	1,511	1,512,501
NAI Entertainment Holdings LLC, Tranche B Term Loan, 1 Month LIBOR + 2.500%	4.850(c)	05/08/25	1,200	1,191,750
Penn National Gaming, Inc., Term B-1 Facility Loan, 2 Month LIBOR + 2.250%	4.580(c)	10/15/25	1,615	1,600,200

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 2 Month LIBOR + 2.750%	5.143%(c)	08/14/24	4,883	$ 4,757,336
Stars Group Holdings BV (Canada), USD Term Loan, 3 Month LIBOR + 3.500%	5.890(c)	07/10/25	1,696	1,688,596
WMG Acquisition Corp., Tranche F Term Loan, 1 Month LIBOR + 2.130%	4.470(c)	11/01/23	950	934,711
				25,960,923
Environmental Control 0.7%
GFL Environmental, Inc. (Canada), 2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	5.390(c)	05/31/25	2,725	2,650,063
Gopher Resource LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	03/06/25	2,265	2,259,334
Robertshaw US Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%^	5.880(c)	02/28/25	1,119	1,080,197
WCA Waste Systems, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%^	4.840(c)	08/14/23	2,302	2,278,566
				8,268,160
Foods 2.8%
Albertson’s LLC,
2018 Term B-7 Loan, 3 Month LIBOR + 3.000%	5.450(c)	11/17/25	2,875	2,805,964
Replacement 2017-1 Term B-5 Loan, 3 Month LIBOR + 3.000%	5.380(c)	12/21/22	805	791,100
Replacement 2017-1 Term B-6 Loan, 3 Month LIBOR + 3.000%	5.690(c)	06/22/23	487	477,249

American Seafoods Group LLC, Incremental Tranche B Term Loan, 1 Month LIBOR + 2.750%	5.100(c)	08/21/23	3,500	3,475,937
Chefs’ Warehouse Inc., (The), Term Loan, 1 Month LIBOR + 3.500%	5.840(c)	06/22/22	1,693	1,690,503
CSM Bakery Solutions LLC,
First Lien Term Loan, 3 Month LIBOR + 4.000%	6.410(c)	07/03/20	2,811	2,606,640
Term Loan (Second Lien), 3 Month LIBOR + 7.750%	10.160(c)	07/05/21	900	807,750

Flora Food Group (Netherlands), Facility B2 Loan, 1 Month LIBOR + 3.000%^	5.400(c)	07/02/25	2,818	2,768,624

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Foods (cont’d.)

H Food Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.690%	6.030%(c)	05/23/25	2,244	$ 2,180,785
High Liner Foods, Inc. (Canada), Term Loan, 3 Month LIBOR + 3.250%	5.623(c)	04/26/21	2,350	2,173,750
JBS USA Lux SA, Initial Term Loan, 3 Month LIBOR + 2.500%	4.865(c)	10/30/22	2,795	2,760,285
Mastronardi Produce-USA, Inc. (Canada), Initial Term Loan, 1 Month LIBOR + 3.250%^	5.550(c)	05/01/25	923	920,381
Milk Specialties Company (D/B/A Msg Nutritional Ingredients), New Term Loan, 1 Month LIBOR + 4.000%	6.340(c)	08/16/23	3,761	3,691,914
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.590(c)	06/30/21	4,083	4,008,510
United Natural Foods, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%	6.590(c)	10/22/25	2,850	2,679,000
				33,838,392
Forest Products & Paper 0.0%
Pixelle Speciality Solutions LLC, Initial Term Loan, 1 Month LIBOR + 6.000%	8.340(c)	10/23/24	300	291,750
Hand/Machine Tools 0.3%
Apex Tool Group LLC, First Lien Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	02/01/22	786	760,345
Milacron LLC, Term B Loan, 1 Month LIBOR + 2.500%^	4.840(c)	09/28/23	2,685	2,634,995
				3,395,340
Healthcare & Pharmaceuticals 0.2%
HCA, Inc., Term Loan	—(p)	03/13/25	1,500	1,494,609
Valeant Pharmaceuticals International, Inc., Term Loan	—(p)	06/01/25	1,200	1,186,687
				2,681,296
Healthcare-Products 1.3%
Avantor, Inc., Initial B1 Dollar Term Loan, 1 Month LIBOR + 3.750%	6.070(c)	11/21/24	2,357	2,354,241

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Products (cont’d.)
CPI Holdco LLC, Closing Date Term Loan (First Lien), 3 Month LIBOR + 3.500%^	5.890%(c)	03/21/24	2,420	$ 2,402,014
Greatbatch Ltd., Term A Loan, 1 Month LIBOR + 2.500%^	4.830(c)	10/27/21	2,821	2,793,017
Mallinckrodt International Finance SA, 2017 Term B Loan, 3 Month LIBOR + 2.750%	5.140(c)	09/24/24	1,819	1,750,960
Ortho-Clinical Diagnostics, Inc. (Luxembourg), Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.580(c)	06/30/25	3,988	3,881,216
Sterigenics Nordion Holdings LLC, Incremental Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	05/15/22	1,989	1,963,802
				15,145,250
Healthcare-Services 6.4%
Accelerated Health Systems LLC, Initial Term Loan, 3 Month LIBOR + 3.500%^	5.800(c)	10/31/25	1,675	1,679,188
Air Med Group Holdings, Inc., 2017-2 New Term Loan, 1 Month LIBOR + 4.250%	6.560(c)	03/14/25	1,616	1,566,873
Air Medical Group Holdings, Inc., 2018 Term Loan, 1 Month LIBOR + 3.250%	5.570(c)	04/28/22	2,350	2,249,998
Air Methods Corp., Initial Term Loan, 3 Month LIBOR + 3.500%	5.890(c)	04/21/24	2,721	2,312,018
Alliance Healthcare Services, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%^	6.840(c)	10/20/23	3,884	3,864,229
Second Lien Initial Term Loan, 1 Month LIBOR + 10.000%^	12.340(c)	04/24/24	825	820,875

Ati Holdings Acquisition, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.810(c)	05/10/23	3,816	3,794,147
BW Nhhc Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%^	7.300(c)	05/15/25	1,745	1,710,713
CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Month LIBOR + 3.250%	5.960(c)	01/27/21	2,001	1,955,376
CVS Holdings I LP, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.350(c)	02/06/25	1,915	1,877,068
Dentalcorp Perfect Smile ULC (Canada),
Delayed Draw Term Loan, 1 Month LIBOR + 3.750%	5.081(c)	06/06/25	143	143,174

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)
Dentalcorp Perfect Smile ULC (Canada), (cont’d.)
Initial Term Loan, 1 Month LIBOR + 3.750%	6.090%(c)	06/06/25	1,257	$1,254,493

Envision Healthcare Corp., Initial Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	10/10/25	5,300	5,078,062
Explorer Holdings, Inc., Initial Term Loan, 3 Month LIBOR + 3.750%	6.140(c)	05/02/23	1,882	1,872,476
Gentiva Health Services, Inc.,
First Lien Closing Date Initial Term Loan, 1 Month LIBOR + 3.750%	6.130(c)	07/02/25	4,250	4,228,750
Second Lien Term Loan, 1 Month LIBOR + 7.000%	9.380(c)	07/02/26	1,125	1,140,469

GHX Ultimate Parent Corp., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.640(c)	06/28/24	2,385	2,334,038
GI Chill Acquisition LLC, First Lien Initial Term Loan, 3 Month LIBOR + 4.000%^	6.390(c)	08/01/25	1,200	1,200,000
Heartland Dental LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	04/30/25	1,670	1,639,812
Jaguar Holdings Co. II, 2018 Term Loan, 1 Month LIBOR + 2.500%	4.840(c)	08/18/22	3,834	3,769,932
LifePoint Health, Inc., First Lien Term B Loan, 3 Month LIBOR + 4.500%	7.130(c)	11/14/25	4,500	4,415,625
Medical Solutions Holdings, Inc., Closing Date Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.090(c)	06/14/24	1,141	1,142,906
Midwest Physician Administrative Services LLC, Repricing Term Loan (First Lien), 1 Month LIBOR + 2.750%	5.090(c)	08/15/24	2,739	2,679,739
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	5.140(c)	06/07/23	4,258	4,172,665
One Call Corp., Extended Term Loan (First Lien), 1 Month LIBOR + 5.250%	7.560(c)	11/27/22	383	349,333
Radnet Management, Inc., Term B-1 Loan (First Lien), 3 Month LIBOR + 3.750%/PRIME + 2.750%	6.426(c)	06/30/23	1,575	1,570,074
Select Medical Corp., Repriced Term Loan B, 1 Month LIBOR + 2.500%/PRIME + 1.500%	5.780(c)	03/06/25	2,764	2,743,502
Sound Inpatient Physicians, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	06/27/25	1,448	1,440,839

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services (cont’d.)
Sound Inpatient Physicians, Inc., (cont’d.)
Second Lien Initial Loan, 1 Month LIBOR + 6.750%^	9.090%(c)	06/26/26	500	$500,000

Surgery Center Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.250%	5.600(c)	09/02/24	3,902	3,839,527
Syneos Health, Inc., Replacement Term B Loan, 1 Month LIBOR + 2.000%	4.340(c)	08/01/24	1,282	1,269,044
U.S. Anesthesia Partners, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.340(c)	06/24/24	3,285	3,266,836
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%	6.640(c)	12/30/22	3,502	3,445,879
Wink Holdco, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	12/01/24	1,244	1,220,414
				76,548,074
Holding Companies-Diversified 0.4%
Ozark Holdings LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	07/03/23	1,472	1,417,193
Travelport Finance Sarl (Luxembourg), Initial Term Loans, 3 Month LIBOR + 2.500%	5.120(c)	03/17/25	3,710	3,658,233
				5,075,426
Home Builders 0.1%
Thor Industries, Inc., Term Loan	—(p)	12/31/25	875	861,875
Home Furnishings 0.3%
Global Appliance, Inc., Tranche B Term Loan, 1 Month LIBOR + 4.000%^	6.350(c)	10/04/24	3,685	3,565,208
Household Products/Wares 0.5%
Diamond (BC) BV, Initial USD Term Loan, 2 - 3 Month LIBOR + 3.000%	5.460(c)	09/06/24	3,404	3,302,406

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Household Products/Wares (cont’d.)
Energizer Holdings, Inc., Term Loan^	— %(p)	07/31/25	1,325	$ 1,291,875
Spectrum Brands, Inc., 2017 Replacement USD Term Loan, 1 - 3 Month LIBOR + 2.000%	4.418(c)	06/23/22	995	982,720
				5,577,001
Housewares 0.3%
Carlisle Foodservice Products, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.320(c)	03/20/25	1,869	1,832,752
Lifetime Brands, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	5.840(c)	02/28/25	821	812,666
Radio Systems Corp., Term Loan, 1 Month LIBOR + 2.750%^	5.090(c)	05/02/24	1,436	1,430,531
				4,075,949
Insurance 1.3%
Amwins Group, Inc., Term Loan (First Lien), 1 Month LIBOR + 2.750%	5.077(c)	01/25/24	3,022	2,989,796
Assuredpartners, Inc., 2017 September Refinancing Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	10/22/24	1,000	980,630
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	11/03/24	4,713	4,657,218
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	11/03/23	500	494,625
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.840(c)	08/04/25	1,075	1,095,156

FHC Health Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	6.340(c)	12/23/21	1,609	1,367,914
Hyperion Insurance Group Limited - Hyperion Refinance Sarl (United Kingdom), Initial Dollar Term Loan, 1 Month LIBOR + 3.500%	5.880(c)	12/20/24	2,084	2,072,787
Sedgwick Claims Management Services, Inc., Term Loan	—(p)	12/31/25	2,175	2,147,813
				15,805,939

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Internet 0.5%
Ancestry.Com Operations, Inc., Term B Loan, 1 Month LIBOR + 3.250%	5.600%(c)	10/19/23	2,904	$ 2,889,800
Lands’ End, Inc., Initial Term B Loan, 1 Month LIBOR + 3.250%	5.600(c)	04/02/21	1,198	1,139,956
Ping Identity Corp., Term Loan, 1 Month LIBOR + 3.750%^	6.090(c)	01/24/25	1,347	1,326,426
				5,356,182
Investment Companies 0.4%
EIG Management Co. LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	6.060(c)	02/24/25	721	720,924
Masergy Holdings, Inc., 2017 Replacement Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.640(c)	12/15/23	1,523	1,492,418
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.840(c)	06/13/23	1,517	1,486,416
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.100(c)	02/01/23	931	913,920
Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	10.350(c)	02/01/24	225	223,031
				4,836,709
Iron/Steel 0.1%
Phoenix Services International LLC, Term B Loan, 1 Month LIBOR + 3.750%^	6.070(c)	03/01/25	1,343	1,329,818
Leisure Time 1.5%
Bombardier, Inc. (Canada), Term Loan B, 1 Month LIBOR + 2.000%	4.350(c)	05/23/25	2,918	2,883,040
Clubcorp Holdings, Inc., Term B Loan (First Lien), 3 Month LIBOR + 2.750%	5.140(c)	09/18/24	4,180	4,039,219
Fitness International LLC, Term Loan B, 1 Month LIBOR + 3.250%	5.590(c)	04/18/25	898	888,997
Intrawest Resorts Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	07/31/24	4,168	4,141,127
Life Time, Inc., New 2017 Refinancing Term Loan, 1 - 3 Month LIBOR + 2.750%	5.275(c)	06/10/22	992	976,147

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Leisure Time (cont’d.)
Recess Holdings, Inc., Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.750%/PRIME + 2.750%^	6.369%(c)	09/30/24	2,397	$ 2,360,707
Sabre Glbl, Inc., 2018 Other Term B Loan, 1 Month LIBOR + 2.000%	4.340(c)	02/22/24	1,154	1,136,683
Sram, LLC, New Term Loan B 2018, 2 Month LIBOR + 2.750%/PRIME + 1.750%	6.636(c)	03/15/24	1,172	1,165,672
				17,591,592
Lodging 1.3%
Caesars Resort Collection LLC, Term B Loan, 1 Month LIBOR + 2.750%	5.090(c)	12/23/24	3,446	3,383,347
Citycenter Holdings LLC, Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.590(c)	04/18/24	4,847	4,756,168
Four Seasons Hotels Ltd. (Canada), Restated Term Loan, 1 Month LIBOR + 2.000%	4.340(c)	11/30/23	2,084	2,061,798
Golden Nugget, Inc., B Term Loan, 1 - 3 Month LIBOR + 2.750%	5.187(c)	10/04/23	1,995	1,964,423
Marriott Ownership Resorts Inc, Initial Term Loan, 1 Month LIBOR + 2.250%	4.590(c)	08/29/25	625	622,136
Station Casinos LLC, Term B Facility Loan, 1 Month LIBOR + 2.500%	4.850(c)	06/08/23	965	953,548
Wynn Resorts Ltd., Term Loan, 1 Month LIBOR + 2.250%	4.600(c)	10/30/24	1,875	1,832,812
				15,574,232
Machinery-Construction & Mining 0.5%
North American Lifting Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	6.890(c)	11/27/20	4,067	3,803,055
Loan (Second Lien), 3 Month LIBOR + 9.000%	11.390(c)	11/26/21	900	767,250

Vertiv Group Corp., Term B Loan, 3 Month LIBOR + 4.000%	6.710(c)	11/30/23	1,571	1,521,449
				6,091,754
Machinery-Diversified 2.5%
AI Alpine AT Bidco, Facility B (USD), 3 Month LIBOR + 3.250%^	5.810(c)	10/27/25	1,225	1,203,563

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Machinery-Diversified (cont’d.)
Allflex Holdings III, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%	5.700%(c)	07/17/20	1,017	$ 1,012,239
CD&R Hydra Buyer, Inc., Initial Term Loan, 1 Month LIBOR + 4.250%^	6.590(c)	12/11/24	1,889	1,874,573
Clark Equipment Company (South Korea), Refinancing Tranche B Term Loan, 1 - 3 Month LIBOR + 2.000%	4.378(c)	05/18/24	5,379	5,282,315
Douglas Dynamics LLC, 2017 Replacement Term Loan B, 1 Month LIBOR + 3.000%	5.350(c)	12/31/21	1,391	1,385,682
DXP Enterprises, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%^	7.090(c)	08/29/23	718	721,339
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3 Month LIBOR + 3.250%	5.640(c)	07/19/24	3,415	3,330,045
Harsco Corp., Term Loan	—(p)	12/06/24	1,900	1,883,375
Hyster Yale Group, Inc., Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	05/30/23	885	881,067
Pro Mach, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.320(c)	03/07/25	3,209	3,128,653
Sunsource, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.000%	10.340(c)	04/30/26	300	285,750
Terex Corp., Term Loan^	—(p)	01/31/24	1,679	1,654,314
Thermon Holding Corp., Term B Loan, 1 Month LIBOR + 3.750%^	6.050(c)	10/30/24	1,122	1,114,218
Titan Acquisition Ltd. (Canada), Initial Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	03/28/25	2,489	2,328,534
VAC (Germany), Term B Loan, 3 Month LIBOR + 4.000%^	6.390(c)	03/08/25	1,642	1,610,967
Welbilt, Inc., Term Loan, 1 Month LIBOR + 2.500%	4.840(c)	10/23/25	1,483	1,461,083
				29,157,717

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media 5.4%
Altice Financing SA (Luxembourg), October 2017 USD Term Loan, 1 Month LIBOR + 2.750%	5.050%(c)	01/31/26	743	$ 716,513
Beasley Mezzanine Holdings LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	6.300(c)	11/01/23	2,065	2,061,622
CBS Radio, Inc., Term Loan B-1, 1 Month LIBOR + 2.750%	5.070(c)	11/18/24	2,494	2,460,059
Charter Communications Operating LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.350(c)	04/30/25	5,486	5,422,404
Cogeco Communications (USA), L.P., Term B Loan, 1 Month LIBOR + 2.380%	4.720(c)	01/03/25	3,722	3,654,618
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	4.560(c)	07/17/25	995	976,294
January 2018 Term Loan, 1 Month LIBOR + 2.500%	4.810(c)	01/25/26	1,493	1,469,180
Term Loan^	—(p)	01/15/26	3,700	3,607,500

Entravision Communications Corp., Term B Loan, 1 Month LIBOR + 2.750%^	5.090(c)	11/22/24	1,995	1,950,076
Gray Television, Inc., Term Loan	—(p)	12/31/25	1,400	1,380,750
Learfield Communications, Inc., Term Loan	—(p)	12/01/23	1,511	1,516,720
Meredith Corp., Tranche B-1 Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	01/31/25	2,289	2,277,474
Mission Broadcasting, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.570(c)	01/17/24	262	258,912
NEP Group, Inc., First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	10/19/25	3,325	3,297,293
Nexstar Broadcasting, Inc., Term B-3 Loan, 1 Month LIBOR + 2.250%	4.570(c)	01/17/24	1,512	1,493,899
Nielsen Finance LLC, Class B-4 Term Loan, 1 Month LIBOR + 2.000%	4.320(c)	10/04/23	4,092	4,020,166
Numericable U.S. LLC (France),
USD TLB-11 Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	07/31/25	591	550,369
USD TLB-12 Term Loan, 1 Month LIBOR + 3.690%	5.990(c)	01/31/26	1,708	1,603,862
USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%	6.310(c)	08/14/26	2,500	2,377,500

Radiate HoldCo LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	02/01/24	5,166	5,057,382

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Media (cont’d.)

Tribune Media Company, Term C Loan, 1 Month LIBOR + 3.000%	5.340%(c)	01/27/24	2,933	$ 2,920,877
UnityMedia Finance LLC (Germany),
Facility E Loan, 1 Month LIBOR + 2.000%	4.310(c)	06/01/23	600	593,625
First Lien Term Loan D, 1 Month LIBOR + 2.250%	4.560(c)	01/15/26	2,000	1,978,214

UnityMedia Hessen Gmbh & Co Kg (Germany), Senior Facility B, 1 Month LIBOR + 2.250%	4.560(c)	09/30/25	1,000	989,688
Univision Communications, Inc., 2017 Replacement Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	03/15/24	2,819	2,621,823
UPC Financing Partnership, Facility AR, 1 Month LIBOR + 2.500%	4.810(c)	01/15/26	3,291	3,246,437
Virgin Media Bristol LLC, K Facility, 1 Month LIBOR + 2.500%	4.810(c)	01/15/26	3,000	2,959,686
Wideopenwest Finance LLC, Refinancing Term B Loan, 1 Month LIBOR + 3.250%	5.550(c)	08/18/23	3,034	2,871,360
				64,334,303
Metal Fabricate/Hardware 1.7%
Anvil International LLC, Initial Term Loan B, 1 - 2 Month LIBOR + 4.500%^	6.925(c)	08/01/24	2,556	2,543,586
Crosby US Acquisition Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.000%	5.310(c)	11/23/20	9,143	8,952,614
Dynacast International LLC, Term B-1 Loan (First Lien), 3 Month LIBOR + 3.250%^	5.640(c)	01/28/22	2,824	2,792,593
Global Brass and Copper, Inc., New Term Loan B, 1 Month LIBOR + 2.500%^	4.880(c)	05/29/25	1,995	1,984,936
Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 1 Month LIBOR + 2.750%^	5.090(c)	06/27/24	543	537,694
Wireco Worldgroup, Inc. (Cayman Islands), First Lien Term Loan, 1 Month LIBOR + 5.000%	7.340(c)	09/29/23	1,111	1,110,708
Zekelman Industries, Inc., Term Loan, 3 Month LIBOR + 2.250%	4.620(c)	06/14/21	2,840	2,809,592
				20,731,723

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Mining 0.2%
Aleris International, Inc., Initial Term Loan, 1 - 2 Month LIBOR + 4.750%	7.170%(c)	02/27/23	973	$ 977,425
Unimin Corp., Initial Term Loan, 3 Month LIBOR + 3.750%	6.140(c)	06/01/25	1,471	1,169,694
				2,147,119
Miscellaneous Manufacturing 0.3%
Blount International, Inc., New Refinance Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	04/12/23	1,269	1,265,453
Clover Technologies Group LLC, Initial Term Loan, 1 Month LIBOR + 4.500%	6.850(c)	05/08/20	383	372,081
Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	04/01/24	1,000	982,083
International Textile Group, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 5.000%	7.300(c)	05/01/24	1,068	1,064,275
				3,683,892
Office Furnishings 0.0%
VIP Cinema Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 6.000%^	8.350(c)	03/01/23	417	412,706
Oil & Gas 1.1%
Ascent Resources Marcellus LLC, Exit Term Loan, 1 Month LIBOR + 6.500%	8.820(c)	03/30/23	250	250,000
California Resources Corp., Term Loan (08/16), 1 Month LIBOR + 10.380%^	12.720(c)	12/31/21	1,275	1,348,313
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 3.500%	5.900(c)	07/29/21	4,595	4,554,578
Delek Us Holdings, Inc., Term Loan, 1 Month LIBOR + 2.250%	4.590(c)	03/14/25	2,341	2,311,984
Powerteam Services LLC, Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%^	5.640(c)	03/06/25	3,674	3,572,768

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Oil & Gas (cont’d.)
Sonneborn LLC, Initial US Term Loan, 1 Month LIBOR + 3.750%	6.090%(c)	12/10/20	639	$ 636,728
Sonneborn Refined Products BV, Initial BV Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	12/10/20	113	112,364
				12,786,735
Oil & Gas Services 0.4%
Brazos Delaware II LLC, Initial Term Loan, 1 Month LIBOR + 4.000%	6.300(c)	05/21/25	1,746	1,693,256
FTS International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.090(c)	04/16/21	71	70,448
Lucid Energy Group II Borrower LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.310(c)	02/17/25	3,482	3,312,728
				5,076,432
Packaging & Containers 1.7%
Albea Beauty Holdings SA (France), Facility B2 (USD), 1 - 6 Month LIBOR + 2.750%^	5.365(c)	04/22/24	1,269	1,252,767
Berry Global, Inc., Term R Loan, 1 Month LIBOR + 2.000%	4.320(c)	01/19/24	2,594	2,571,823
BWay Holding Co., Initial Term Loan, 3 Month LIBOR + 3.250%	5.660(c)	04/03/24	1,395	1,355,427
Charter Nex US, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	05/16/24	2,405	2,353,563
Multi-Color Corporation, Term B Loan, 1 Month LIBOR + 2.000%	4.340(c)	10/31/24	1,500	1,475,625
Plastipak Packaging, Inc., Tranche B Term Loan (2018), 1 Month LIBOR + 2.500%	4.850(c)	10/14/24	992	984,293
Plaze, Inc., Term Loan, 3 Month LIBOR + 3.500%^	5.873(c)	07/31/22	1,868	1,849,404
Pregis Holding I Corp., First Lien Term Loan, 3 Month LIBOR + 3.500%^	5.890(c)	05/20/21	2,115	2,117,533
Proampac PG Borrower LLC, Initial Term Loan (First Lien), 1 - 3 Month LIBOR + 3.500%/PRIME + 2.500%	6.519(c)	11/20/23	1,946	1,911,794

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Packaging & Containers (cont’d.)
Ring Container Technologies LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%^	5.090%(c)	10/31/24	2,512	$ 2,474,059
Tank Holding Corp., New Initial Term Loan, 1 - 3 Month LIBOR + 3.375%	5.785(c)	03/17/22	2,160	2,131,518
				20,477,806
Pharmaceuticals 2.6%
Alphabet Holding Company, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.840(c)	09/26/24	2,359	2,212,785
Amneal Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 3.500%	5.880(c)	05/04/25	3,590	3,575,922
Arbor Pharmaceuticals LLC, Initial Term Loan, 1 Month LIBOR + 5.000%^	7.350(c)	07/05/23	2,155	1,982,436
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	03/01/24	4,345	4,285,173
Endo Luxembourg Finance Company I Sarl, Initial Term Loan, 1 Month LIBOR + 4.250%	6.630(c)	04/29/24	2,738	2,727,166
Horizon Pharma, Inc., Fourth Amendment Refinancing Term Loan, 1 Month LIBOR + 3.000%	5.380(c)	03/29/24	1,400	1,387,750
Lannett Company, Inc., Initial Tranche B Term Loan, 1 Month LIBOR + 5.380%	7.720(c)	11/25/22	2,192	1,771,903
NVA Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	5.090(c)	02/02/25	4,758	4,621,442
Pearl Intermediate Parent LLC,
Delayed Draw Term Loan (First Lien), 1 Month LIBOR + 2.750%/PRIME + 1.750%	4.346(c)	02/14/25	95	91,211
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%	5.060(c)	02/14/25	423	404,903

Pharmerica Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%	5.810(c)	12/06/24	1,816	1,799,229
Valeant Pharmaceuticals International, Inc., Initial Term Loan, 1 Month LIBOR + 3.000%	5.310(c)	06/02/25	5,211	5,153,517
Vetcor Professional Practices LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.000%^	5.340(c)	07/02/25	1,372	1,357,847
				31,371,284

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pipelines 0.7%
BCP Renaissance Parent LLC, Initial Term Loan, 3 Month LIBOR + 3.500%	6.030%(c)	10/31/24	2,743	$ 2,720,494
Medallion Midland Acquisition LLC, Initial Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	10/30/24	1,117	1,077,017
Southcross Energy Partners LP, Initial Term Loan, 3 Month LIBOR + 4.250%	6.640(c)	08/04/21	2,233	1,998,918
WMG Acquisition Corp., Initial Term Loan, 1 Month LIBOR + 4.500%^	6.810(c)	12/13/24	1,985	1,960,188
				7,756,617
Private Equity 0.7%
Canyon Valor Companies, Inc., Initial Dollar Term Loan (First Lien), 3 Month LIBOR + 2.750%^	5.140(c)	06/16/23	3,796	3,757,944
Harnourvest Partners LLC, Term Loan, 1 Month LIBOR + 2.250%	4.560(c)	03/03/25	4,659	4,617,988
				8,375,932
Real Estate 2.4%
ASP MCS Acquisition Corp., Initial Term Loan, 3 Month LIBOR + 4.750%	7.140(c)	05/20/24	1,259	1,022,988
Brookfeild Retail Holdings VII, Initial Term B Loan, 1 Month LIBOR + 2.500%	4.850(c)	08/27/25	15,175	14,666,000
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	08/21/25	8,800	8,651,500
Lightstone Holdco LLC,
2018 Refinancing Term B Facility, 1 Month LIBOR + 3.750%^	6.090(c)	01/30/24	4,286	4,253,813
2018 Refinancing Term C Facility, 1 Month LIBOR + 3.750%	6.090(c)	01/30/24	230	222,838
				28,817,139
Real Estate Investment Trusts (REITs) 1.3%
Geo Group, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.350(c)	03/22/24	2,863	2,817,669
Istar, Inc., New Term Loan B, 1 Month LIBOR + 2.750%^	5.060(c)	06/28/23	2,639	2,616,276
MGM Growth Properties Operating Partnership LP, Term B Loan, 1 Month LIBOR + 2.000%	4.340(c)	03/21/25	3,007	2,951,819

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties, LP, Tranche B Term Loan, 3 Month LIBOR + 2.000%	4.390%(c)	05/11/24	2,743	$ 2,716,751
Vici Properties 1 LLC, Term B Loan, 1 Month LIBOR + 2.000%	4.310(c)	12/20/24	4,412	4,336,681
				15,439,196
Retail 6.7%
1011778 BC Unlimited Liability Co. (Canada), Term B-3 Loan, 1 Month LIBOR + 2.250%	4.590(c)	02/16/24	5,728	5,594,808
Academy, Ltd., Initial Term Loan, 1 Month LIBOR + 4.000%	6.303(c)	07/01/22	4,073	2,959,698
Ashco LLC, Initial Term Loan, 1 Month LIBOR + 5.000%	7.340(c)	09/25/24	4,356	4,290,414
At Home Holding III, Inc., Term Loan, 3 Month LIBOR + 3.500%	6.030(c)	06/03/22	3,383	3,362,162
Beacon Roofing Supply, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.570(c)	01/02/25	4,284	4,159,695
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.600(c)	02/15/21	1,518	1,447,741
CWGS Group LLC, Term Loan, 1 Month LIBOR + 2.750%	5.070(c)	11/08/23	2,835	2,627,987
EG America, LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%	6.390(c)	02/07/25	3,065	3,030,148
Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.390(c)	03/23/26	1,400	1,380,750

Fogo de Chao, Inc., 2018 Refinancing Term Loan, 1 Month LIBOR + 4.250%^	6.590(c)	04/07/25	1,546	1,538,394
Foundation Building Materials LLC, Term Loan, 1 Month LIBOR + 3.250%	5.560(c)	08/13/25	2,225	2,180,500
GOBP Holdings, Inc., First Lien Initial Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	10/22/25	2,950	2,924,188
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 1 Month LIBOR + 2.500%	4.840(c)	08/18/23	3,532	3,413,425
Highline Aftermarket Acquisition LLC, Term Loan, 1 Month LIBOR + 3.500%^	5.880(c)	04/28/25	1,466	1,447,640
Hoffmaster Group, Inc., Tranche B-1 Term Loan, 1 Month LIBOR + 4.000%	6.340(c)	11/21/23	2,684	2,684,249
K-Mac Holdings Corp., First Lien Initial Term Loan, 1 Month LIBOR + 3.250%	5.560(c)	03/14/25	2,292	2,246,991

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail (cont’d.)

LBM Borrower LLC, Tranche C Term Loan, 3 Month LIBOR + 3.750%	6.280%(c)	08/19/22	2,728	$ 2,600,106
Leslies Poolmart, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%	5.840(c)	08/16/23	3,238	3,193,099
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	4.825(c)	01/30/23	2,614	2,566,350
Neiman Marcus Group Ltd. LLC, Other Term Loan, 1 Month LIBOR + 3.250%	5.570(c)	10/25/20	1,922	1,663,161
Petco Animal Supplies, Inc., Term Loan, 3 Month LIBOR + 3.250%	5.780(c)	01/26/23	4,424	3,309,110
Petsmart, Inc., Tranche B-2 Loan, 1 Month LIBOR + 3.000%	5.320(c)	03/11/22	2,299	1,916,086
Pf Changs China Bistro, Inc., Initial Term Loan, 3 Month LIBOR + 5.000%^	7.530(c)	09/01/22	1,387	1,355,519
Rough Country LLC, Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.090(c)	05/25/23	1,966	1,936,661
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	4,046	3,823,697
Serta Simmons Bedding LLC, First Lien Initial Term Loan, 1 Month LIBOR + 3.500%	5.815(c)	11/08/23	2,137	1,890,582
Staples, Inc., Closing Date Term Loan, 3 Month LIBOR + 4.000%	6.540(c)	09/12/24	4,092	4,019,392
Tacala LLC, Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.590(c)	01/31/25	2,409	2,363,455
The Men’s Wearhouse, Inc., Tranche B-2 Term Loan, 1 Month LIBOR + 3.250%^	5.550(c)	04/09/25	3,750	3,721,557
				79,647,565
Semiconductors 1.7%
Bright Bidco BV (Netherlands), 2018 Refinancing Term Loan B, 1 - 3 Month LIBOR + 3.500%^	5.857(c)	06/30/24	3,342	3,024,414
Brooks Automation, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%^	4.910(c)	10/04/24	1,315	1,295,337
Cabot Microelectronics Corp., Initial Term Loan, 1 Month LIBOR + 2.250%	4.630(c)	11/17/25	1,150	1,143,531
Cohu, Inc., Initial Term B Loan, 3 Month LIBOR + 3.000%^	5.400(c)	09/19/25	2,875	2,817,500

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Semiconductors (cont’d.)
Lattice Semiconductor Corp., Term Loan, 1 Month LIBOR + 4.250%^	6.570%(c)	03/10/21	2,776	$ 2,775,522
Macom Technology Solutions Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 2.250%	4.590(c)	05/17/24	3,474	3,338,095
Maxlinear, Inc., Initial Term B Loan, 3 Month LIBOR + 2.500%^	4.795(c)	05/12/24	2,049	2,020,412
Microchip Technology, Inc., Initial Term Loan, 1 Month LIBOR + 2.000%	4.350(c)	05/29/25	3,728	3,701,883
				20,116,694
Software 7.8%
Almonde, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	9.640(c)	06/13/25	1,500	1,430,250
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	5.890(c)	06/13/24	4,961	4,803,395

Aptean, Inc., Term Loan B, 3 Month LIBOR + 4.250%	6.640(c)	12/20/22	723	719,432
Ascend Learning LLC, Initial Term Loan, 1 Month LIBOR + 3.000%	5.340(c)	07/12/24	2,126	2,102,225
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	6.650(c)	10/02/25	7,325	7,231,775
Bracket Intermediate Holding Corp., First Lien Initial Term Loan, 3 Month LIBOR + 4.250%^	6.570(c)	08/15/25	1,575	1,575,000
CommerceHub, Inc., First Lien Term Loan, 1 Month LIBOR + 3.750%^	6.090(c)	05/21/25	2,992	2,977,537
Cypress Intermediate Holdings III, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%	5.350(c)	04/29/24	242	238,519
Dynatrace LLC, Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	08/25/25	1,950	1,938,626
Eagleview Technology Corp., First Lien Term Loan, 1 Month LIBOR + 3.500%	5.810(c)	08/14/25	3,000	2,960,625
Evergreen Skills Lux Sarl (Luxembourg), First Lien Initial Term Loan, 1 Month LIBOR + 4.750%	7.090(c)	04/28/21	1,800	1,636,324
Evertec Group LLC (Puerto Rico), Term Loan	—(p)	11/27/24	1,800	1,788,750
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.830(c)	07/12/23	1,491	1,490,566

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.320%(c)	07/08/22	4,869	$ 4,784,265
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.320(c)	04/26/24	3,550	3,488,280

Greeneden U.S. Holdings II LLC, Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%	5.590(c)	12/01/23	4,134	4,085,408
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.590(c)	08/05/22	2,339	2,329,320
Inovalon Holdings, Inc., Term Loan, 1 Month LIBOR + 3.500%	5.880(c)	04/02/25	860	851,395
Iqvia, Inc., Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%	4.140(c)	06/11/25	997	986,029
Kronos, Inc.,
2018 New Incremental Term Loan, 2 - 3 Month LIBOR + 3.000%	5.465(c)	11/01/23	3,116	3,074,818
Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.790(c)	11/01/24	400	400,667
MA Financeco LLC (United Kingdom),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.250%	4.590(c)	11/19/21	1,451	1,421,412
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%	4.840(c)	06/21/24	629	615,204

Marcel Bidco LLC, Term Loan	—(p)	12/31/25	750	747,812
Micro Holding Corp., Amendment No. 2 Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%	6.060(c)	09/13/24	3,157	3,125,031
Nthrive, Inc., First Lien Term B-2 Loan, 1 Month LIBOR + 4.500%	6.840(c)	10/20/22	2,962	2,961,172
Omnitracs, LLC, Term Loan, 3 Month LIBOR + 2.750%	5.120(c)	03/21/25	3,892	3,831,930
Quest Software Us Holdings, Inc., Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%	6.780(c)	05/16/25	2,525	2,520,266
Rackspace Hosting, Inc., Term B Loan (First Lien), 2 - 3 Month LIBOR + 3.000%	5.500(c)	11/03/23	5,245	4,835,763
Renaissance Learning, Inc., Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%	5.590(c)	05/30/25	1,646	1,619,130

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%	5.090%(c)	10/12/23	1,995	$ 1,960,013
SCS Holdings I, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 9.500%	11.840(c)	10/30/23	500	500,416
New Tranche B Term Loan (First Lien), 1 Month LIBOR + 4.250%	6.590(c)	10/30/22	1,820	1,817,580

Seattle Escrow Borrower LLC, Initial Term Loan, 1 Month LIBOR + 2.500%	4.840(c)	06/21/24	4,247	4,155,074
Severin Acquisition LLC, First Lien Term Loan, 1 Month LIBOR + 3.250%	5.520(c)	08/01/25	2,575	2,529,937
Solarwinds Holdings, Inc., Term Loan	—(p)	02/05/24	2,299	2,285,941
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 2.250%	4.590(c)	04/16/25	2,751	2,684,157
Term B-4 Loan, 1 Month LIBOR + 2.250%	4.590(c)	04/16/25	1,048	1,022,334
Term B-5 Loan, 1 Month LIBOR + 2.250%	4.590(c)	04/16/25	2,225	2,169,773

Tibco Software, Inc., Term B-1 Loan, 1 Month LIBOR + 3.500%	5.850(c)	12/04/20	1,573	1,568,166
				93,264,317
Storage/Warehousing 0.1%
Contanda LLC, Term Loan, 3 Month LIBOR + 3.500%^	5.890(c)	02/27/20	1,175	1,145,625
Telecommunications 6.4%
Avaya, Inc., Tranche B Term Loan, 1 - 2 Month LIBOR + 4.250%	6.625(c)	12/15/24	2,834	2,800,584
C1 Holdings Corp., Term Loan, 1 Month LIBOR + 3.750%	6.090(c)	04/10/25	3,093	3,089,633
Casa Systems, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	6.340(c)	12/14/23	1,229	1,223,365
Centurylink, Inc., Initial Term B Loan, 1 Month LIBOR + 2.750%	5.090(c)	01/31/25	8,101	7,865,046
Consolidated Communications, Inc., 2016 Initial Term Loan, 1 Month LIBOR + 3.000%	5.350(c)	10/05/23	3,996	3,843,738
Coral US Co-Borrower LLC, Term B-4 Loan, 1 Month LIBOR + 3.250%	5.590(c)	02/02/26	4,275	4,246,947

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.960%(c)	05/27/24	4,291	$ 4,023,079
Frontier Communications Corp., Term B-1 Loan, 1 Month LIBOR + 3.750%	6.100(c)	06/15/24	4,104	3,900,431
Global Tel Link Corp.,
First Lien Term Loan, 3 Month LIBOR + 4.250%	6.960(c)	11/20/25	1,250	1,243,750
Term Loan	—(p)	05/22/20	2,451	2,447,742
Term Loan	—(p)	11/20/26	825	820,875

GTT Communications, Inc., Closing Date U.S. Term Loan, 1 Month LIBOR + 2.750%	5.090(c)	05/31/25	5,436	5,251,767
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.070(c)	11/27/23	3,775	3,746,688
IPC Corp., Term B-1 Loan (First Lien), 3 Month LIBOR + 4.500%^	7.030(c)	08/06/21	757	698,617
MLN US Holdco LLC, Term Loan	—(p)	07/13/25	2,125	2,119,688
SBA SR Finance II LLC, Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.350(c)	04/11/25	2,993	2,959,370
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 1 Month LIBOR + 8.250%	10.590(c)	11/01/25	750	743,125
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%	6.840(c)	11/01/24	2,045	2,024,375
Term Loan	—(p)	11/01/24	440	435,600
Speedcast International Ltd. (Australia),
Initial Term Loan, 3 Month LIBOR + 2.500%	4.890(c)	05/15/25	1,945	1,889,203
Term Loan	—(p)	05/15/25	1,000	971,250

Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.880(c)	02/02/24	8,940	8,801,750
Telenet Finance USD LLC (Belgium), Term Loan AN Facility, 1 Month LIBOR + 2.250%	4.560(c)	08/15/26	2,750	2,700,728
West Corp.,
Incremental B1 Term Loan, 1 - 3 Month LIBOR + 3.500%	5.935(c)	10/10/24	2,244	2,184,257

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
West Corp., (cont’d.)
Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.467%(c)	10/10/24	2,008	$1,978,760

Windstream Services LLC, Tranche B-7 Term Loan, 1 Month LIBOR + 3.250%	5.560(c)	02/17/24	687	589,344
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	6.390(c)	09/09/21	3,897	3,886,788
				76,486,500
Textiles 0.1%
ASP Unifrax Holdings, Inc., Term Loan^	—(p)	12/31/25	1,525	1,505,938
Transportation 0.8%
Daseke Companies, Inc., Replacement Term Loan, 1 Month LIBOR + 5.000%	7.340(c)	02/27/24	1,338	1,325,865
Pods LLC, Tranche B-4 Term Loan, 1 Month LIBOR + 2.750%	5.070(c)	12/06/24	1,126	1,105,108
Rep Wwex Acquisition Parent LLC, Term Loan (First Lien), 3 - 6 Month LIBOR + 4.000%	6.457(c)	02/05/24	2,274	2,247,062
Savage Enterprises LLC, Initial Loan, 1 Month LIBOR + 4.500%	6.820(c)	08/01/25	1,485	1,482,666
Transplace Holdings, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.750%	6.050(c)	10/07/24	1,167	1,158,258
Initial Loan (Second Lien), 1 Month LIBOR + 8.750%^	11.060(c)	10/06/25	204	200,923

XPO Logistics Inc., Term Loan	—(p)	02/24/25	2,000	1,978,612
				9,498,494
Trucking & Leasing 0.4%
Avolon Tlb Borrower 1 (US) LLC (Ireland), Term B-3 Loan, 1 Month LIBOR + 2.000%	4.300(c)	01/15/25	4,434	4,385,123
Total Bank Loans (cost $1,125,474,531)				1,100,889,388

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 2.3%
Aerospace & Defense 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500%	12/01/24	500	$ 475,625
Sr. Unsec’d. Notes, 144A	8.750	12/01/21	750	773,438
				1,249,063
Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	700	626,500
Building Materials 0.1%
Griffon Corp., Gtd. Notes	5.250	03/01/22	1,550	1,447,312
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	50	47,500
				1,494,812
Computers 0.2%
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	2,500	2,437,500
Exela Intermediate LLC/Exela Finance, Inc., Sr. Sec’d. Notes, 144A	10.000	07/15/23	425	429,250
				2,866,750
Distribution/Wholesale 0.1%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250	07/15/22	1,125	1,108,463
Electric 0.1%
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750	01/15/25	1,600	1,472,000
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.875	11/15/26	1,000	890,000
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	02/15/22	1,500	1,545,000
Sr. Sec’d. Notes, 144A	6.250	01/15/27	1,300	1,300,812
				3,735,812

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.3%
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	5.750%	06/15/25	2,650	$ 2,563,875
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	915	889,837
				3,453,712
Healthcare-Products 0.0%
Mallinckrodt International Finance SA, Gtd. Notes	4.750	04/15/23	200	161,000
Healthcare-Services 0.2%
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	6.250	03/31/23	1,050	973,875
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes(a)	6.750	06/15/23	1,000	987,500
Sr. Unsec’d. Notes	8.125	04/01/22	700	728,000
				2,689,375
Home Builders 0.1%
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,000	960,000
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26	1,000	942,500
Housewares 0.0%
Scotts Miracle-Gro Co. (The), Gtd. Notes	5.250	12/15/26	500	467,500
Lodging 0.1%
Boyd Gaming Corp., Gtd. Notes(a)	6.000	08/15/26	1,000	967,500
Media 0.1%
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	5.125	12/15/21	500	498,125

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19	250	$ 256,562
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	250	237,813
				992,500
Oil & Gas 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	950	676,875
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	2,150	2,219,875
				2,896,750
Pharmaceuticals 0.1%
NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	700	667,625
Real Estate Investment Trusts (REITs) 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	01/15/28	300	264,750
Retail 0.0%
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	500	430,000
Total Corporate Bonds (cost $28,491,408)				27,446,612

Shares
Common Stocks 0.1%
Commercial Services & Supplies 0.0%
Tweddle Group, Inc.(original cost $2,705; purchased 09/17/18)^(f)	2,705	27

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 0.1%
Ascent Resources - Marcellus LLC (Class A Stock)*^	182,358	$ 556,192
Software 0.0%
Avaya Holdings Corp.*	32,696	509,077
Total Common Stocks (cost $1,057,511)		1,065,296

	Units
Warrants 0.0%
Oil, Gas & Consumable Fuels
Ascent Resources - Marcellus LLC, expiring 03/30/23^	46,500	1,395
Ascent Resources - Marcellus LLC, expiring 03/30/23^	18,026	2,163
Ascent Resources - Marcellus LLC, expiring 03/30/23^	14,021	1,122

Total Warrants (cost $6,431)		4,680

Total Long-Term Investments (cost $1,207,172,520)		1,181,548,500

	Shares
Short-Term Investments 1.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	16,937,393	16,937,393
PGIM Institutional Money Market Fund (cost $3,845,636; includes $3,839,790 of cash collateral for securities on loan)(b)(w)	3,845,652	3,845,268

Total Short-Term Investments (cost $20,783,029)		20,782,661

TOTAL INVESTMENTS 101.0% (cost $1,227,955,549)		1,202,331,161
Liabilities in excess of other assets(z) (1.0)%		(11,703,586)

Net Assets 100.0%		$ 1,190,627,575

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $180,458,125 and 15.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,759,011; cash collateral of $3,839,790 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,705. The aggregate value of $27 is 0.0% of net assets.
(p)	Interest rate not available as of November 30, 2018.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at November 30, 2018
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Carlisle Foodservice Products, Inc., First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.000%, 5.338%, Maturity Date 3/20/2025 (cost $422,536)	424	$ 415,480	$—	$ (7,056)
Dentalcorp Perfect Smile ULC, Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 6.073%, Maturity Date 6/6/2025 (cost $171,360)	171	171,039	—	(321)
Heartland Dental LLC, Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 6.270%, Maturity Date 4/30/2025 (cost $251,087)	251	246,588	—	(4,499)
Pearl Intermediate Parent LLC, Delayed Draw Term Loan (First Lien), 3 Month LIBOR + 2.750%, 5.457%, Maturity Date 2/14/2025 (cost $29,654)	30	28,394	—	(1,260)
St. George’s University Scholastic Services LLC, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.500%, 5.834%, Maturity Date 7/17/2025 (cost $646,436)	647	643,377	—	(3,059)
VT Topco, Inc., First Lien Delayed Draw Term Loan, 3 Month LIBOR + 3.750%, 6.291%, Maturity Date 8/1/2025 (cost $130,900)	131	130,246	—	(655)
		$1,635,124	$—	$(16,850)

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
3i Debt Management	12/07/18	1.000%(M)	3,574	*	$ 4,465	$—	$ 4,465	Goldman Sachs International
AMMC CLO Ltd.	12/07/18	1.000%(M)	1,325	*	1,655	—	1,655	Goldman Sachs International
Anchorage Capital CLO Ltd.	12/07/18	0.500%(M)	4,007	15.670%	2,503	—	2,503	Goldman Sachs International
Anchorage Capital CLO Ltd.	12/07/18	0.500%(M)	687	*	429	—	429	Goldman Sachs International
Arrowpoint CLO Ltd.	12/07/18	0.500%(M)	4,557	*	2,847	—	2,847	Goldman Sachs International
Arrowpoint CLO Ltd.	12/07/18	0.500%(M)	2,661	*	1,796	—	1,796	Goldman Sachs International
Bain Capital Credit LP	12/07/18	1.000%(M)	765	*	956	—	956	Goldman Sachs International
BlackRock	12/07/18	1.000%(M)	327	*	409	—	409	Goldman Sachs International
Blue Mountain CLO II Ltd.	12/07/18	1.000%(M)	441	*	551	—	551	Goldman Sachs International
BlueMountain CLO II Ltd.	12/07/18	0.500%(M)	82	*	61	—	61	Goldman Sachs International
Carlyle	12/07/18	0.500%(M)	81	*	51	—	51	Goldman Sachs International
CIFC	12/07/18	1.000%(M)	656	*	409	—	409	Goldman Sachs International
CSAM	12/07/18	0.500%(M)	98	*	61	—	61	Goldman Sachs International

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Ellington CLO I Ltd.	12/07/18	0.500%(M)	1,704	*	$ 1,065	$—	$ 1,065	Goldman Sachs International
Ellington CLO I Ltd.	12/07/18	1.000%(M)	1,065	7.000%	1,331	—	1,331	Goldman Sachs International
Ellington CLO I Ltd.	12/07/18	1.000%(M)	959	*	1,198	—	1,198	Goldman Sachs International
Fortress Credit BSL Ltd. CLO	12/07/18	0.500%(M)	1,463	*	914	—	914	Goldman Sachs International
Fortress Credit BSL Ltd. CLO	12/07/18	0.500%(M)	944	*	590	—	590	Goldman Sachs International
Galaxy CLO Ltd.	12/07/18	1.000%(M)	527	*	659	—	659	Goldman Sachs International
Golub Capital Partners Fundings Ltd.	12/07/18	0.500%(M)	647	*	404	—	404	Goldman Sachs International
Greywolf CLO III Ltd.	12/07/18	1.000%(M)	465	*	581	—	581	Goldman Sachs International
GSO	12/07/18	0.500%(M)	164	*	102	—	102	Goldman Sachs International
Halcyon Access LLC	12/07/18	0.500%(M)	164	*	82	—	82	Goldman Sachs International
HAYFIN	12/07/18	0.500%(M)	195	*	122	—	122	Goldman Sachs International
HighBridge	12/07/18	0.500%(M)	1,285	*	803	—	803	Goldman Sachs International
ICG US CLO Ltd.	12/07/18	1.000%(M)	1,393	*	1,740	—	1,740	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Invesco	12/07/18	1.000%(M)	624	7.000%	$ 779	$—	$ 779	Goldman Sachs International
Invesco	12/07/18	0.500%(M)	188	*	117	—	117	Goldman Sachs International
KVK CLO Ltd.	12/07/18	1.000%(M)	572	*	714	—	714	Goldman Sachs International
MidOcean Credit CLO I	12/07/18	0.500%(M)	1,662	*	1,038	—	1,038	Goldman Sachs International
Octagon	12/07/18	0.500%(M)	1,191	*	744	—	744	Goldman Sachs International
Octagon	12/07/18	0.500%(M)	187	*	117	—	117	Goldman Sachs International
Octagon Investment Partners X Ltd.	12/07/18	0.500%(M)	320	*	200	—	200	Goldman Sachs International
Octagon Investment Partners X Ltd.	12/07/18	0.500%(M)	309	*	193	—	193	Goldman Sachs International
Octagon Investment Partners X Ltd.	12/07/18	1.000%(M)	109	7.000%	136	—	136	Goldman Sachs International
Octagon Investment Partners XXV Ltd.	12/07/18	1.000%(M)	97	7.000%	121	—	121	Goldman Sachs International
Rothchild Corp.	12/07/18	0.500%(M)	145	*	90	—	90	Goldman Sachs International
Rsource CLO	12/07/18	0.500%(M)	646	*	403	—	403	Goldman Sachs International

Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
SEIX Investments Advisors	12/07/18	0.500%(M)	4,350	*	$ 2,717	$—	$ 2,717	Goldman Sachs International
SEIX Investments Advisors	12/07/18	0.500%(M)	900	*	562	—	562	Goldman Sachs International
Shackleton I CLO Ltd.	12/07/18	1.000%(M)	290	*	362	—	362	Goldman Sachs International
Shenkman Capital	12/07/18	0.500%(M)	1,304	*	815	—	815	Goldman Sachs International
Sound Point CLO I Ltd.	12/07/18	1.000%(M)	942	*	1,177	—	1,177	Goldman Sachs International
Steele Creek	12/07/18	1.000%(M)	876	*	1,094	—	1,094	Goldman Sachs International
Steele Creek	12/07/18	0.500%(M)	673	*	421	—	421	Goldman Sachs International
Steele Creek	12/07/18	0.500%(M)	660	*	412	—	412	Goldman Sachs International
Telos CLO Ltd.	12/07/18	0.500%(M)	1,062	*	663	—	663	Goldman Sachs International
TPG	12/07/18	1.000%(M)	2,016	*	2,518	—	2,518	Goldman Sachs International
Trimaran	12/07/18	1.000%(M)	736	9.580%	919	—	919	Goldman Sachs International
Trimaran	12/07/18	1.000%(M)	540	*	675	—	675	Goldman Sachs International
Venture CDO Ltd.	12/07/18	0.500%(M)	1,577	*	985	—	985	Goldman Sachs International

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Credit default swap agreements outstanding at November 30, 2018 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Venture CDO Ltd.	12/07/18	1.000%(M)	768	*	$ 864	$—	$ 864	Goldman Sachs International
Venture CDO Ltd.	12/07/18	1.000%(M)	131	*	163	—	163	Goldman Sachs International
VOYA	12/07/18	1.000%(M)	1,641	*	2,051	—	2,051	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	2,097	*	2,619	—	2,619	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	0.500%(M)	1,229	*	768	—	768	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	919	7.000%	1,148	—	1,148	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	0.500%(M)	600	*	375	—	375	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	0.500%(M)	562	*	351	—	351	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	0.500%(M)	337	*	211	—	211	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	152	*	190	—	190	Goldman Sachs International
Wind River CLO Ltd.	12/07/18	1.000%(M)	152	*	190	—	190	Goldman Sachs International
ZAIS CDO	12/07/18	1.000%(M)	569	*	711	—	711	Goldman Sachs International
					$53,397	$—	$53,397

Credit default swap agreements outstanding at November 30, 2018 (continued):
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2018:

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Interest rate swap agreements outstanding at November 30, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,800	02/03/19	1.538%(S)	3 Month LIBOR(1)(Q)	$ (1,913)	$ (5,645)	$ (3,732)
9,350	02/02/22	1.994%(S)	3 Month LIBOR(1)(Q)	(8,646)	238,526	247,172
7,200	02/03/24	2.228%(S)	3 Month LIBOR(1)(Q)	(53,105)	221,355	274,460
				$(63,664)	$454,236	$517,900

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$438,000	$—
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 52,142,524	$ —

Bank Loans	—	921,045,559	179,843,829
Corporate Bonds	—	27,446,612	—
Common Stocks	509,077	—	556,219
Warrants	—	—	4,680
Affiliated Mutual Funds	20,782,661	—	—
Other Financial Instruments*
Unfunded Loan Commitments	—	(16,850)	—

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
OTC Credit Default Swap Agreements	$ —	$ —	$ 53,397
Centrally Cleared Interest Rate Swap Agreements	—	517,900	—
Total	$21,291,738	$1,001,135,745	$180,458,125
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Bank Loans	Common Stocks	Warrants	Credit Default Swap Agreements
Balance as of 02/28/18	$103,260,724	$ —	$ —	$ 12,894
Realized gain (loss)	148,138	—	—	12,089
Change in unrealized appreciation (depreciation)	(4,650,560)	(2,678)	(1,751)	40,503
Purchases/Exchanges/Issuances	114,653,159	558,897	6,431	—
Sales/Paydowns	(38,720,409)	—	—	(12,089)
Accrued discount/premium	67,753	—	—	—
Transfers into of Level 3	38,847,900	—	—	—
Transfers out of Level 3	(33,762,876)	—	—	—
Balance as of 11/30/18	$179,843,829	$556,219	$ 4,680	$ 53,397
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (2,947,763)	$ (2,678)	$(1,751)	$ 53,397

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of November 30, 2018	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Bank Loans	$179,843,829	Market Approach	Single Broker Indicative Quote	$90.50-$105.75 ($98.51)
Common Stocks	556,192	Stale Pricing	Unadjusted Bid Price	$3.05
Common Stocks	27	Enterprise Value	EBITDA Multiple	$0.01
Warrants	4,680	Stale Pricing	Unadjusted Bid Price	$0.03 - $0.12 ($0.06)
Credit Default Swap Agreements	53,397	Market Approach	Single Broker Indicative Quote	$0.05 - $0.12 ($0.09)
	180,458,125

PGIM Floating Rate Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$33,762,876	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$38,847,900	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

PGIM Government Income Fund
Schedule of Investments (unaudited)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.9%
Asset-Backed Securities 3.9%
Collateralized Loan Obligations
Battalion CLO Ltd. (Cayman Islands), Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040%	3.489%(c)	07/17/28	1,250	$ 1,249,005
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.766(c)	04/13/27	1,250	1,250,361
Flagship CLO Ltd. (Cayman Islands), Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.286(c)	01/16/26	4,500	4,487,760
Limerock CLO LLC (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.200%	3.669(c)	10/20/26	2,450	2,450,431
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175%	3.431(c)	07/25/31	4,000	3,980,126
Sound Point CLO Ltd. (Cayman Islands), Series 2014-03RA, Class A1, 144A	0.000(cc)	10/23/31	1,500	1,499,281
Total Asset-Backed Securities (cost $14,939,033)				14,916,964
Commercial Mortgage-Backed Securities 18.9%
BANK, Series 2017-BNK05, Class A3	3.020	06/15/60	3,600	3,455,002
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515	09/10/58	2,500	2,464,035
Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A3	3.269	06/10/50	3,600	3,515,835
Fannie Mae-Aces,
Series 2012-M02, Class A2	2.717	02/25/22	236	232,664
Series 2015-M01, Class AB2	2.465	09/25/24	652	630,556
Series 2015-M17, Class A2	3.035(cc)	11/25/25	2,900	2,812,282
Series 2016-M11, Class A2	2.369(cc)	07/25/26	2,600	2,388,058
Series 2016-M13, Class A2	2.560(cc)	09/25/26	4,400	4,078,549
Series 2018-M14, Class A1	3.578(cc)	08/25/28	1,650	1,670,943
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO	1.671(cc)	06/25/20	22,728	404,772
Series K019, Class X1, IO	1.768(cc)	03/25/22	23,860	1,070,124
Series K020, Class X1, IO	1.546(cc)	05/25/22	13,963	561,269

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K021, Class X1, IO	1.578%(cc)	06/25/22	15,141	$ 642,623
Series K025, Class X1, IO	0.979(cc)	10/25/22	39,094	1,089,381
Series K060, Class AM	3.300(cc)	10/25/26	3,860	3,806,538
Series K064, Class A2	3.224	03/25/27	3,900	3,809,155
Series K064, Class AM	3.327(cc)	03/25/27	2,100	2,065,224
Series K068, Class AM	3.315	08/25/27	3,200	3,114,472
Series K073, Class A2	3.350	01/25/28	3,800	3,726,661
Series K076, Class A2	3.900	06/25/51	2,700	2,751,513
Series K076, Class AM	3.900	06/25/51	750	764,928
Series K077, Class A2	3.850(cc)	05/25/28	1,570	1,593,810
Series K077, Class AM	3.850(cc)	05/25/28	310	314,205
Series K078, Class AM	3.920(cc)	06/25/28	925	941,224
Series K079, Class AM	3.930	06/25/28	1,225	1,253,384
Series K080, Class AM	3.986(cc)	07/25/28	3,300	3,391,540
Series K081, Class AM	3.900(cc)	08/25/28	2,600	2,630,867
Series K083, Class A2	4.050(cc)	09/25/28	1,125	1,158,520
Series K083, Class AM	4.030(cc)	10/25/28	450	460,467
Series K084, Class AM	3.880(cc)	10/25/28	2,200	2,224,143
Series K085, Class AM	4.060(cc)	10/25/28	1,100	1,128,016
Series K151, Class A3	3.511	04/25/30	900	877,528
Series K157, Class A2	3.990(cc)	05/25/33	2,900	2,974,026
Series K158, Class A2	3.900(cc)	12/25/30	1,275	1,285,722
Series K710, Class X1, IO	1.865(cc)	05/25/19	11,140	43,623
Series K711, Class X1, IO	1.799(cc)	07/25/19	10,829	51,049
Series W5FX, Class AFX	3.336(cc)	04/25/28	1,970	1,916,333

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A3	3.515	03/15/49	2,500	2,458,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694	04/15/46	459	444,517
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C09, Class A3	2.834	05/15/46	886	860,179
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class A3	3.572	09/15/58	2,500	2,471,068
Total Commercial Mortgage-Backed Securities (cost $74,980,662)				73,533,291
Corporate Bonds 1.7%
Diversified Financial Services
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	3.150	07/24/24	470	464,709

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp.,
Series BB, U.S. Gov’t. Gtd. Notes	4.300%	12/15/21	1,210	$ 1,256,199
Series KK, U.S. Gov’t. Gtd. Notes	3.550	01/15/24	2,085	2,134,896
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	2,870	2,853,087

Total Corporate Bonds (cost $6,820,311)				6,708,891
Municipal Bonds 0.3%
California 0.1%
California Educational Facilities Authority, Revenue Bonds	5.000	06/01/46	275	344,322
Texas 0.2%
University of Texas System (The), Revenue Bonds	5.000	08/15/47	610	764,641
Total Municipal Bonds (cost $1,129,587)				1,108,963
Residential Mortgage-Backed Securities 0.1%
Merrill Lynch Mortgage Investors Trust, Series 2003-E, Class A1, 1 Month LIBOR + 0.620%	2.935(c)	10/25/28	60	59,683
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-01, Class 4A3	4.221(cc)	02/25/34	258	257,866
Total Residential Mortgage-Backed Securities (cost $318,822)				317,549
U.S. Government Agency Obligations 44.7%
Federal Home Loan Banks	2.625	10/01/20	1,345	1,339,173
Federal Home Loan Banks	3.000	10/12/21	870	871,640
Federal Home Loan Banks	3.250	11/16/28	1,800	1,791,191
Federal Home Loan Mortgage Corp.	2.000	01/01/32	523	491,146
Federal Home Loan Mortgage Corp.	2.375	02/16/21	1,755	1,736,644
Federal Home Loan Mortgage Corp.	2.375	01/13/22	190	186,936
Federal Home Loan Mortgage Corp.	2.500	03/01/30	1,189	1,152,647
Federal Home Loan Mortgage Corp.	2.500	09/01/31	763	734,933
Federal Home Loan Mortgage Corp.	3.000	10/01/28	233	230,524
Federal Home Loan Mortgage Corp.	3.000	06/01/29	671	663,508
Federal Home Loan Mortgage Corp.	3.000	12/01/30	707	696,286

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.000%	01/01/37	1,479	$ 1,435,889
Federal Home Loan Mortgage Corp.	3.000	04/01/43	1,724	1,656,944
Federal Home Loan Mortgage Corp.	3.000	11/01/46	913	871,251
Federal Home Loan Mortgage Corp.	3.000	11/01/46	1,107	1,056,189
Federal Home Loan Mortgage Corp.	3.000	12/01/46	902	860,664
Federal Home Loan Mortgage Corp.	3.000	01/01/47	1,921	1,832,072
Federal Home Loan Mortgage Corp., MTN	3.208(s)	12/11/25	1,100	878,055
Federal Home Loan Mortgage Corp.	3.500	08/01/26	393	394,325
Federal Home Loan Mortgage Corp.	3.500	01/01/27	204	204,603
Federal Home Loan Mortgage Corp.	3.500	11/01/37	734	731,716
Federal Home Loan Mortgage Corp.	3.500	06/01/42	1,780	1,761,281
Federal Home Loan Mortgage Corp.	3.500	06/01/43	1,313	1,298,873
Federal Home Loan Mortgage Corp.	3.500	08/01/47	954	936,934
Federal Home Loan Mortgage Corp.	3.500	10/01/47	475	466,358
Federal Home Loan Mortgage Corp.	4.000	06/01/26	129	132,119
Federal Home Loan Mortgage Corp.	4.000	09/01/26	350	357,954
Federal Home Loan Mortgage Corp.	4.000	11/01/39	1,207	1,225,825
Federal Home Loan Mortgage Corp.	4.000	09/01/40	848	860,700
Federal Home Loan Mortgage Corp.	4.000	12/01/40	461	468,440
Federal Home Loan Mortgage Corp.	4.000	12/01/40	650	659,895
Federal Home Loan Mortgage Corp.	4.000	04/01/42	1,508	1,530,981
Federal Home Loan Mortgage Corp.	4.000	05/01/46	2,095	2,110,018
Federal Home Loan Mortgage Corp.	4.000	08/01/46	423	426,466
Federal Home Loan Mortgage Corp.	4.000	12/01/46	433	436,063
Federal Home Loan Mortgage Corp.	4.000	08/01/47	482	484,565
Federal Home Loan Mortgage Corp.	4.000	10/01/48	1,493	1,502,200
Federal Home Loan Mortgage Corp.	4.000	11/01/48	499	501,724
Federal Home Loan Mortgage Corp.	4.500	09/01/39	1,783	1,855,052
Federal Home Loan Mortgage Corp.	4.500	07/01/47	469	482,172
Federal Home Loan Mortgage Corp.	4.500	07/01/47	470	483,414
Federal Home Loan Mortgage Corp.	5.000	06/01/33	739	783,482
Federal Home Loan Mortgage Corp.	5.000	03/01/34	74	78,830
Federal Home Loan Mortgage Corp.	5.000	05/01/34	83	88,518
Federal Home Loan Mortgage Corp.	5.000	05/01/34	997	1,056,796
Federal Home Loan Mortgage Corp.	5.000	02/01/48	488	510,360
Federal Home Loan Mortgage Corp.	5.500	05/01/37	117	126,118
Federal Home Loan Mortgage Corp.	5.500	01/01/38	103	111,362
Federal Home Loan Mortgage Corp.	6.000	12/01/33	61	68,361
Federal Home Loan Mortgage Corp.	6.000	09/01/34	146	158,299
Federal Home Loan Mortgage Corp.	6.500	09/01/32	48	52,492
Federal Home Loan Mortgage Corp.	6.500	09/01/32	140	153,912
Federal Home Loan Mortgage Corp.	7.000	09/01/32	31	31,965
Federal Home Loan Mortgage Corp.	8.000	03/01/22	11	11,227

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	8.000%	08/01/22	3	$ 2,570
Federal Home Loan Mortgage Corp.	8.500	09/01/19	1	940
Federal Home Loan Mortgage Corp.	9.000	01/01/20	—(r)	113
Federal National Mortgage Assoc.	1.000	10/24/19	5,000	4,922,935
Federal National Mortgage Assoc.	1.875	09/24/26	520	474,375
Federal National Mortgage Assoc.	2.000	08/01/31	622	583,925
Federal National Mortgage Assoc.	2.375	01/19/23	500	489,476
Federal National Mortgage Assoc.	2.500	08/01/28	749	730,414
Federal National Mortgage Assoc.	2.500	08/01/29	168	163,156
Federal National Mortgage Assoc.	2.500	11/01/31	436	420,270
Federal National Mortgage Assoc.	2.500	02/01/43	319	295,672
Federal National Mortgage Assoc.	2.500	12/01/46	1,436	1,324,377
Federal National Mortgage Assoc.	2.750	06/22/21	765	762,931
Federal National Mortgage Assoc.	2.875	09/12/23	2,145	2,134,350
Federal National Mortgage Assoc.	3.000	01/01/27	748	742,470
Federal National Mortgage Assoc.	3.000	08/01/28	1,321	1,308,366
Federal National Mortgage Assoc.	3.000	02/01/31	2,760	2,725,707
Federal National Mortgage Assoc.	3.000	01/01/32	381	375,868
Federal National Mortgage Assoc.	3.000	11/01/36	1,620	1,573,252
Federal National Mortgage Assoc.	3.000	12/01/42	1,375	1,322,442
Federal National Mortgage Assoc.	3.000	02/01/43	862	828,696
Federal National Mortgage Assoc.	3.000	03/01/43	406	388,452
Federal National Mortgage Assoc.	3.000	04/01/43	797	766,119
Federal National Mortgage Assoc.	3.000	06/01/43	433	416,321
Federal National Mortgage Assoc.	3.000	06/01/43	952	915,159
Federal National Mortgage Assoc.	3.000	07/01/43	2,569	2,469,196
Federal National Mortgage Assoc.	3.000	01/01/47	1,658	1,582,534
Federal National Mortgage Assoc.	3.500	09/01/26	245	245,891
Federal National Mortgage Assoc.	3.500	03/01/27	616	619,111
Federal National Mortgage Assoc.	3.500	12/01/30	115	116,083
Federal National Mortgage Assoc.	3.500	12/01/32	348	349,505
Federal National Mortgage Assoc.	3.500	02/01/33	249	250,186
Federal National Mortgage Assoc.	3.500	05/01/33	864	867,271
Federal National Mortgage Assoc.	3.500	08/01/33	236	237,000
Federal National Mortgage Assoc.	3.500	10/01/41	2,721	2,692,394
Federal National Mortgage Assoc.	3.500	12/01/41	739	730,927
Federal National Mortgage Assoc.	3.500	03/01/42	705	697,629
Federal National Mortgage Assoc.	3.500	05/01/42	3,328	3,292,845
Federal National Mortgage Assoc.	3.500	12/01/42	1,726	1,707,218
Federal National Mortgage Assoc.	3.500	03/01/43	827	818,234
Federal National Mortgage Assoc.	3.500	06/01/45	6,940	6,833,742
Federal National Mortgage Assoc.	3.500	12/01/46	2,194	2,157,540
Federal National Mortgage Assoc.	3.500	11/01/47	847	831,389

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	4.000%	TBA	1,500	$ 1,506,696
Federal National Mortgage Assoc.	4.000	09/01/40	1,402	1,420,373
Federal National Mortgage Assoc.	4.000	01/01/41	1,813	1,836,871
Federal National Mortgage Assoc.	4.000	07/01/42	478	483,322
Federal National Mortgage Assoc.	4.000	09/01/44	1,484	1,495,539
Federal National Mortgage Assoc.	4.000	06/01/47	501	504,004
Federal National Mortgage Assoc.	4.000	10/01/47	477	480,145
Federal National Mortgage Assoc.	4.000	10/01/47	957	963,018
Federal National Mortgage Assoc.	4.000	06/01/48	742	746,547
Federal National Mortgage Assoc.	4.500	01/01/20	15	14,852
Federal National Mortgage Assoc.	4.500	04/01/41	1,563	1,625,819
Federal National Mortgage Assoc.	4.500	01/01/45	375	387,806
Federal National Mortgage Assoc.	4.500	06/01/48	1,218	1,253,172
Federal National Mortgage Assoc.	5.000	01/01/19	1	930
Federal National Mortgage Assoc.	5.000	02/01/19	9	9,430
Federal National Mortgage Assoc.	5.000	11/01/19	16	16,555
Federal National Mortgage Assoc.	5.000	12/01/31	69	72,015
Federal National Mortgage Assoc.	5.000	03/01/34	412	438,175
Federal National Mortgage Assoc.	5.000	07/01/35	160	168,735
Federal National Mortgage Assoc.	5.000	09/01/35	84	88,447
Federal National Mortgage Assoc.	5.000	11/01/35	103	109,411
Federal National Mortgage Assoc.	5.000	05/01/36	63	67,225
Federal National Mortgage Assoc.	5.500	02/01/34	384	413,389
Federal National Mortgage Assoc.	5.500	09/01/34	699	755,779
Federal National Mortgage Assoc.	5.500	02/01/35	586	633,526
Federal National Mortgage Assoc.	5.500	06/01/35	117	125,095
Federal National Mortgage Assoc.	5.500	06/01/35	196	208,773
Federal National Mortgage Assoc.	5.500	09/01/35	110	117,356
Federal National Mortgage Assoc.	5.500	09/01/35	263	280,298
Federal National Mortgage Assoc.	5.500	10/01/35	380	408,783
Federal National Mortgage Assoc.	5.500	11/01/35	554	592,679
Federal National Mortgage Assoc.	5.500	11/01/35	968	1,042,803
Federal National Mortgage Assoc.	5.500	11/01/36	11	11,820
Federal National Mortgage Assoc.	6.000	08/01/21	23	23,255
Federal National Mortgage Assoc.	6.000	09/01/21	14	14,081
Federal National Mortgage Assoc.	6.000	07/01/22	1	1,346
Federal National Mortgage Assoc.	6.000	09/01/33	1	623
Federal National Mortgage Assoc.	6.000	11/01/33	—(r)	489
Federal National Mortgage Assoc.	6.000	02/01/34	—(r)	514
Federal National Mortgage Assoc.	6.000	06/01/34	—(r)	164
Federal National Mortgage Assoc.	6.000	09/01/34	—(r)	311
Federal National Mortgage Assoc.	6.000	09/01/34	24	25,584
Federal National Mortgage Assoc.	6.000	09/01/34	27	29,326

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	6.000%	11/01/34	4	$ 4,440
Federal National Mortgage Assoc.	6.000	11/01/34	34	37,023
Federal National Mortgage Assoc.	6.000	02/01/35	1	1,359
Federal National Mortgage Assoc.	6.000	03/01/35	20	21,254
Federal National Mortgage Assoc.	6.000	04/01/35	1	929
Federal National Mortgage Assoc.	6.000	12/01/35	126	135,396
Federal National Mortgage Assoc.	6.000	01/01/36	245	264,018
Federal National Mortgage Assoc.	6.000	05/01/36	102	111,867
Federal National Mortgage Assoc.	6.000	05/01/36	463	505,276
Federal National Mortgage Assoc.	6.250	05/15/29	210	263,671
Federal National Mortgage Assoc.	6.500	07/01/32	753	832,569
Federal National Mortgage Assoc.	6.500	08/01/32	243	263,830
Federal National Mortgage Assoc.	6.500	09/01/32	90	97,104
Federal National Mortgage Assoc.	6.500	10/01/32	99	107,103
Federal National Mortgage Assoc.	6.500	10/01/32	716	798,626
Federal National Mortgage Assoc.	6.500	10/01/37	331	365,310
Federal National Mortgage Assoc.	6.625	11/15/30	350	460,370
Federal National Mortgage Assoc.	7.000	05/01/24	4	3,790
Federal National Mortgage Assoc.	7.000	05/01/24	5	4,702
Federal National Mortgage Assoc.	7.000	05/01/24	11	11,064
Federal National Mortgage Assoc.	7.000	05/01/24	17	17,387
Federal National Mortgage Assoc.	7.000	05/01/24	21	21,348
Federal National Mortgage Assoc.	7.000	05/01/24	87	93,702
Federal National Mortgage Assoc.	7.000	12/01/31	1	1,258
Federal National Mortgage Assoc.	7.000	12/01/31	318	354,609
Federal National Mortgage Assoc.	7.000	09/01/33	68	68,642
Federal National Mortgage Assoc.	7.000	10/01/33	32	31,965
Federal National Mortgage Assoc.	7.000	11/01/33	11	11,549
Federal National Mortgage Assoc.	7.000	11/01/33	70	71,546
Federal National Mortgage Assoc.	7.000	02/01/36	6	6,328
Federal National Mortgage Assoc.	9.000	04/01/25	4	3,953
Federal National Mortgage Assoc.	9.500	01/01/25	1	1,579
Federal National Mortgage Assoc.	9.500	01/01/25	2	2,476
Federal National Mortgage Assoc.	9.500	01/01/25	8	7,618
Federal National Mortgage Assoc.	9.500	02/01/25	1	1,375
Freddie Mac Strips Coupon	3.318(s)	09/15/23	515	444,052
Freddie Mac Strips Coupon	3.366(s)	07/15/24	1,105	926,631
Freddie Mac Strips Coupon	3.374(s)	09/15/24	495	412,538
Government National Mortgage Assoc.	2.500	12/20/46	593	553,732
Government National Mortgage Assoc.	3.000	03/15/45	2,482	2,392,294
Government National Mortgage Assoc.	3.000	10/20/46	412	397,307
Government National Mortgage Assoc.	3.000	02/20/47	6,847	6,598,440
Government National Mortgage Assoc.	3.500	04/20/42	417	414,735

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.500%	01/20/43	2,334	$ 2,320,671
Government National Mortgage Assoc.	3.500	04/20/43	1,082	1,075,220
Government National Mortgage Assoc.	3.500	03/20/45	2,061	2,042,357
Government National Mortgage Assoc.	3.500	04/20/45	1,163	1,152,130
Government National Mortgage Assoc.	3.500	07/20/46	4,412	4,366,671
Government National Mortgage Assoc.	3.500	01/20/47	933	923,186
Government National Mortgage Assoc.	3.500	03/20/47	456	451,220
Government National Mortgage Assoc.	4.000	02/20/41	554	565,437
Government National Mortgage Assoc.	4.000	06/20/44	1,208	1,231,801
Government National Mortgage Assoc.	4.000	08/20/44	362	367,929
Government National Mortgage Assoc.	4.000	11/20/45	831	848,012
Government National Mortgage Assoc.	4.000	11/20/46	842	858,182
Government National Mortgage Assoc.	4.000	02/20/47	876	887,442
Government National Mortgage Assoc.	4.500	02/20/40	330	345,252
Government National Mortgage Assoc.	4.500	01/20/41	192	201,085
Government National Mortgage Assoc.	4.500	02/20/41	963	1,007,671
Government National Mortgage Assoc.	4.500	03/20/41	495	517,551
Government National Mortgage Assoc.	4.500	06/20/44	728	763,187
Government National Mortgage Assoc.	4.500	02/20/46	73	76,573
Government National Mortgage Assoc.	4.500	03/20/46	368	382,545
Government National Mortgage Assoc.	4.500	03/20/47	2,488	2,589,969
Government National Mortgage Assoc.	4.500	08/20/47	491	507,347
Government National Mortgage Assoc.	4.500	01/20/48	470	485,546
Government National Mortgage Assoc.	4.500	02/20/48	3,024	3,122,016
Government National Mortgage Assoc.	5.000	07/15/33	525	557,006
Government National Mortgage Assoc.	5.000	09/15/33	668	709,748
Government National Mortgage Assoc.	5.000	04/15/34	65	67,348
Government National Mortgage Assoc.	5.500	02/15/34	538	582,204
Government National Mortgage Assoc.	5.500	02/15/36	120	129,678
Government National Mortgage Assoc.	7.000	12/15/22	—(r)	320
Government National Mortgage Assoc.	7.000	12/15/22	1	958
Government National Mortgage Assoc.	7.000	01/15/23	—(r)	452
Government National Mortgage Assoc.	7.000	01/15/23	2	1,613
Government National Mortgage Assoc.	7.000	01/15/23	2	1,874
Government National Mortgage Assoc.	7.000	01/15/23	3	2,601
Government National Mortgage Assoc.	7.000	01/15/23	3	3,225
Government National Mortgage Assoc.	7.000	02/15/23	3	2,969
Government National Mortgage Assoc.	7.000	03/15/23	2	1,930
Government National Mortgage Assoc.	7.000	03/15/23	4	3,515
Government National Mortgage Assoc.	7.000	04/15/23	1	976
Government National Mortgage Assoc.	7.000	04/15/23	1	1,161
Government National Mortgage Assoc.	7.000	04/15/23	2	1,613
Government National Mortgage Assoc.	7.000	04/15/23	4	4,248

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	05/15/23	—(r)	$ 106
Government National Mortgage Assoc.	7.000	05/15/23	—(r)	336
Government National Mortgage Assoc.	7.000	05/15/23	1	625
Government National Mortgage Assoc.	7.000	05/15/23	1	649
Government National Mortgage Assoc.	7.000	05/15/23	1	652
Government National Mortgage Assoc.	7.000	05/15/23	1	921
Government National Mortgage Assoc.	7.000	05/15/23	1	1,449
Government National Mortgage Assoc.	7.000	05/15/23	2	2,003
Government National Mortgage Assoc.	7.000	05/15/23	5	5,462
Government National Mortgage Assoc.	7.000	05/15/23	8	8,002
Government National Mortgage Assoc.	7.000	05/15/23	13	13,027
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	133
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	343
Government National Mortgage Assoc.	7.000	06/15/23	—(r)	415
Government National Mortgage Assoc.	7.000	06/15/23	1	1,303
Government National Mortgage Assoc.	7.000	06/15/23	1	1,337
Government National Mortgage Assoc.	7.000	06/15/23	2	1,539
Government National Mortgage Assoc.	7.000	06/15/23	2	1,829
Government National Mortgage Assoc.	7.000	06/15/23	3	3,466
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	250
Government National Mortgage Assoc.	7.000	07/15/23	—(r)	319
Government National Mortgage Assoc.	7.000	07/15/23	1	624
Government National Mortgage Assoc.	7.000	07/15/23	1	688
Government National Mortgage Assoc.	7.000	07/15/23	1	750
Government National Mortgage Assoc.	7.000	07/15/23	1	1,084
Government National Mortgage Assoc.	7.000	07/15/23	1	1,408
Government National Mortgage Assoc.	7.000	07/15/23	2	2,061
Government National Mortgage Assoc.	7.000	07/15/23	3	2,765
Government National Mortgage Assoc.	7.000	07/15/23	3	3,526
Government National Mortgage Assoc.	7.000	07/15/23	15	14,974
Government National Mortgage Assoc.	7.000	08/15/23	—(r)	186
Government National Mortgage Assoc.	7.000	08/15/23	1	544
Government National Mortgage Assoc.	7.000	08/15/23	1	614
Government National Mortgage Assoc.	7.000	08/15/23	1	617
Government National Mortgage Assoc.	7.000	08/15/23	1	653
Government National Mortgage Assoc.	7.000	08/15/23	1	986
Government National Mortgage Assoc.	7.000	08/15/23	1	1,040
Government National Mortgage Assoc.	7.000	08/15/23	1	1,395
Government National Mortgage Assoc.	7.000	08/15/23	2	1,630
Government National Mortgage Assoc.	7.000	08/15/23	2	1,842
Government National Mortgage Assoc.	7.000	08/15/23	2	2,332
Government National Mortgage Assoc.	7.000	08/15/23	3	2,804
Government National Mortgage Assoc.	7.000	08/15/23	3	3,313

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	08/15/23	4	$ 4,217
Government National Mortgage Assoc.	7.000	08/15/23	5	4,936
Government National Mortgage Assoc.	7.000	08/15/23	5	5,026
Government National Mortgage Assoc.	7.000	08/15/23	6	6,032
Government National Mortgage Assoc.	7.000	09/15/23	1	638
Government National Mortgage Assoc.	7.000	09/15/23	1	806
Government National Mortgage Assoc.	7.000	09/15/23	1	982
Government National Mortgage Assoc.	7.000	09/15/23	1	1,080
Government National Mortgage Assoc.	7.000	09/15/23	1	1,153
Government National Mortgage Assoc.	7.000	09/15/23	1	1,480
Government National Mortgage Assoc.	7.000	09/15/23	8	8,410
Government National Mortgage Assoc.	7.000	09/15/23	33	34,404
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	200
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	216
Government National Mortgage Assoc.	7.000	10/15/23	—(r)	317
Government National Mortgage Assoc.	7.000	10/15/23	1	585
Government National Mortgage Assoc.	7.000	10/15/23	1	775
Government National Mortgage Assoc.	7.000	10/15/23	1	1,066
Government National Mortgage Assoc.	7.000	10/15/23	1	1,146
Government National Mortgage Assoc.	7.000	10/15/23	1	1,255
Government National Mortgage Assoc.	7.000	10/15/23	1	1,359
Government National Mortgage Assoc.	7.000	10/15/23	1	1,496
Government National Mortgage Assoc.	7.000	10/15/23	2	1,584
Government National Mortgage Assoc.	7.000	10/15/23	2	1,597
Government National Mortgage Assoc.	7.000	10/15/23	2	1,667
Government National Mortgage Assoc.	7.000	10/15/23	2	1,782
Government National Mortgage Assoc.	7.000	10/15/23	2	1,796
Government National Mortgage Assoc.	7.000	10/15/23	2	1,960
Government National Mortgage Assoc.	7.000	10/15/23	3	2,788
Government National Mortgage Assoc.	7.000	10/15/23	3	3,519
Government National Mortgage Assoc.	7.000	10/15/23	4	3,716
Government National Mortgage Assoc.	7.000	10/15/23	4	3,810
Government National Mortgage Assoc.	7.000	10/15/23	4	4,219
Government National Mortgage Assoc.	7.000	10/15/23	4	4,316
Government National Mortgage Assoc.	7.000	10/15/23	5	4,729
Government National Mortgage Assoc.	7.000	10/15/23	5	4,972
Government National Mortgage Assoc.	7.000	10/15/23	6	6,420
Government National Mortgage Assoc.	7.000	10/15/23	7	6,618
Government National Mortgage Assoc.	7.000	10/15/23	11	11,124
Government National Mortgage Assoc.	7.000	10/15/23	13	13,507
Government National Mortgage Assoc.	7.000	10/15/23	37	37,489
Government National Mortgage Assoc.	7.000	10/15/23	44	45,354
Government National Mortgage Assoc.	7.000	11/15/23	—(r)	417

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	11/15/23	—(r)	$ 496
Government National Mortgage Assoc.	7.000	11/15/23	1	508
Government National Mortgage Assoc.	7.000	11/15/23	1	730
Government National Mortgage Assoc.	7.000	11/15/23	1	992
Government National Mortgage Assoc.	7.000	11/15/23	1	1,201
Government National Mortgage Assoc.	7.000	11/15/23	1	1,302
Government National Mortgage Assoc.	7.000	11/15/23	1	1,335
Government National Mortgage Assoc.	7.000	11/15/23	1	1,462
Government National Mortgage Assoc.	7.000	11/15/23	2	1,611
Government National Mortgage Assoc.	7.000	11/15/23	2	2,100
Government National Mortgage Assoc.	7.000	11/15/23	3	3,006
Government National Mortgage Assoc.	7.000	11/15/23	3	3,276
Government National Mortgage Assoc.	7.000	11/15/23	4	4,382
Government National Mortgage Assoc.	7.000	11/15/23	4	4,582
Government National Mortgage Assoc.	7.000	11/15/23	5	5,459
Government National Mortgage Assoc.	7.000	11/15/23	6	6,107
Government National Mortgage Assoc.	7.000	11/15/23	6	6,178
Government National Mortgage Assoc.	7.000	11/15/23	6	6,413
Government National Mortgage Assoc.	7.000	11/15/23	6	6,546
Government National Mortgage Assoc.	7.000	11/15/23	12	12,196
Government National Mortgage Assoc.	7.000	11/15/23	13	13,588
Government National Mortgage Assoc.	7.000	12/15/23	—(r)	467
Government National Mortgage Assoc.	7.000	12/15/23	1	589
Government National Mortgage Assoc.	7.000	12/15/23	1	652
Government National Mortgage Assoc.	7.000	12/15/23	1	660
Government National Mortgage Assoc.	7.000	12/15/23	1	782
Government National Mortgage Assoc.	7.000	12/15/23	1	1,078
Government National Mortgage Assoc.	7.000	12/15/23	1	1,136
Government National Mortgage Assoc.	7.000	12/15/23	1	1,242
Government National Mortgage Assoc.	7.000	12/15/23	1	1,246
Government National Mortgage Assoc.	7.000	12/15/23	1	1,534
Government National Mortgage Assoc.	7.000	12/15/23	2	1,671
Government National Mortgage Assoc.	7.000	12/15/23	2	2,318
Government National Mortgage Assoc.	7.000	12/15/23	2	2,359
Government National Mortgage Assoc.	7.000	12/15/23	3	2,580
Government National Mortgage Assoc.	7.000	12/15/23	3	2,636
Government National Mortgage Assoc.	7.000	12/15/23	3	3,162
Government National Mortgage Assoc.	7.000	12/15/23	3	3,269
Government National Mortgage Assoc.	7.000	12/15/23	4	3,703
Government National Mortgage Assoc.	7.000	12/15/23	4	4,315
Government National Mortgage Assoc.	7.000	12/15/23	4	4,498
Government National Mortgage Assoc.	7.000	12/15/23	5	4,540
Government National Mortgage Assoc.	7.000	12/15/23	5	5,008

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	5	$ 5,103
Government National Mortgage Assoc.	7.000	12/15/23	5	5,677
Government National Mortgage Assoc.	7.000	12/15/23	6	6,362
Government National Mortgage Assoc.	7.000	12/15/23	8	7,762
Government National Mortgage Assoc.	7.000	12/15/23	8	7,821
Government National Mortgage Assoc.	7.000	12/15/23	9	9,743
Government National Mortgage Assoc.	7.000	12/15/23	12	12,102
Government National Mortgage Assoc.	7.000	12/15/23	15	14,994
Government National Mortgage Assoc.	7.000	12/15/23	18	19,105
Government National Mortgage Assoc.	7.000	01/15/24	—(r)	374
Government National Mortgage Assoc.	7.000	01/15/24	1	944
Government National Mortgage Assoc.	7.000	01/15/24	1	1,008
Government National Mortgage Assoc.	7.000	01/15/24	1	1,071
Government National Mortgage Assoc.	7.000	01/15/24	1	1,425
Government National Mortgage Assoc.	7.000	01/15/24	2	1,559
Government National Mortgage Assoc.	7.000	01/15/24	2	2,338
Government National Mortgage Assoc.	7.000	01/15/24	3	2,609
Government National Mortgage Assoc.	7.000	01/15/24	3	2,624
Government National Mortgage Assoc.	7.000	01/15/24	4	4,072
Government National Mortgage Assoc.	7.000	01/15/24	4	4,381
Government National Mortgage Assoc.	7.000	01/15/24	7	7,332
Government National Mortgage Assoc.	7.000	02/15/24	—(r)	416
Government National Mortgage Assoc.	7.000	02/15/24	1	608
Government National Mortgage Assoc.	7.000	02/15/24	1	760
Government National Mortgage Assoc.	7.000	02/15/24	2	1,706
Government National Mortgage Assoc.	7.000	02/15/24	2	1,934
Government National Mortgage Assoc.	7.000	02/15/24	2	2,314
Government National Mortgage Assoc.	7.000	02/15/24	11	11,451
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	19
Government National Mortgage Assoc.	7.000	03/15/24	—(r)	115
Government National Mortgage Assoc.	7.000	03/15/24	1	769
Government National Mortgage Assoc.	7.000	03/15/24	1	1,266
Government National Mortgage Assoc.	7.000	03/15/24	1	1,272
Government National Mortgage Assoc.	7.000	03/15/24	3	2,774
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	115
Government National Mortgage Assoc.	7.000	04/15/24	—(r)	495
Government National Mortgage Assoc.	7.000	04/15/24	1	590
Government National Mortgage Assoc.	7.000	04/15/24	1	678
Government National Mortgage Assoc.	7.000	04/15/24	1	786
Government National Mortgage Assoc.	7.000	04/15/24	1	813
Government National Mortgage Assoc.	7.000	04/15/24	1	882
Government National Mortgage Assoc.	7.000	04/15/24	2	1,609
Government National Mortgage Assoc.	7.000	04/15/24	2	1,999

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.000%	04/15/24	2	$ 2,117
Government National Mortgage Assoc.	7.000	04/15/24	2	2,243
Government National Mortgage Assoc.	7.000	04/15/24	2	2,299
Government National Mortgage Assoc.	7.000	04/15/24	5	4,604
Government National Mortgage Assoc.	7.000	04/15/24	7	6,797
Government National Mortgage Assoc.	7.000	04/15/24	10	10,829
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	250
Government National Mortgage Assoc.	7.000	05/15/24	—(r)	466
Government National Mortgage Assoc.	7.000	05/15/24	1	724
Government National Mortgage Assoc.	7.000	05/15/24	2	1,692
Government National Mortgage Assoc.	7.000	05/15/24	2	1,865
Government National Mortgage Assoc.	7.000	05/15/24	3	2,744
Government National Mortgage Assoc.	7.000	05/15/24	3	3,157
Government National Mortgage Assoc.	7.000	05/15/24	4	4,376
Government National Mortgage Assoc.	7.000	05/15/24	4	4,525
Government National Mortgage Assoc.	7.000	05/15/24	7	6,908
Government National Mortgage Assoc.	7.000	05/15/24	7	7,268
Government National Mortgage Assoc.	7.000	05/15/24	10	9,914
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	364
Government National Mortgage Assoc.	7.000	06/15/24	—(r)	406
Government National Mortgage Assoc.	7.000	06/15/24	1	1,118
Government National Mortgage Assoc.	7.000	06/15/24	1	1,158
Government National Mortgage Assoc.	7.000	06/15/24	2	1,585
Government National Mortgage Assoc.	7.000	06/15/24	3	3,254
Government National Mortgage Assoc.	7.000	06/15/24	4	3,691
Government National Mortgage Assoc.	7.000	06/15/24	4	4,108
Government National Mortgage Assoc.	7.000	06/15/24	7	7,088
Government National Mortgage Assoc.	7.000	06/15/24	10	9,862
Government National Mortgage Assoc.	7.000	07/15/24	2	1,669
Government National Mortgage Assoc.	7.000	07/15/24	3	2,905
Government National Mortgage Assoc.	7.000	10/15/24	5	5,509
Government National Mortgage Assoc.	7.000	02/15/29	7	6,959
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	101
Government National Mortgage Assoc.	7.500	01/15/23	—(r)	340
Government National Mortgage Assoc.	7.500	03/15/23	1	961
Government National Mortgage Assoc.	7.500	05/15/23	1	603
Government National Mortgage Assoc.	7.500	05/15/23	5	4,838
Government National Mortgage Assoc.	7.500	06/15/23	—(r)	348
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	119
Government National Mortgage Assoc.	7.500	07/15/23	—(r)	212
Government National Mortgage Assoc.	7.500	09/15/23	3	2,845
Government National Mortgage Assoc.	7.500	10/15/23	4	3,897
Government National Mortgage Assoc.	7.500	10/15/23	9	9,260

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	7.500%	11/15/23	1	$ 746
Government National Mortgage Assoc.	7.500	11/15/23	9	9,686
Government National Mortgage Assoc.	7.500	12/15/23	1	690
Government National Mortgage Assoc.	7.500	12/15/23	3	2,789
Government National Mortgage Assoc.	7.500	01/15/24	2	1,637
Government National Mortgage Assoc.	7.500	01/15/24	2	2,508
Government National Mortgage Assoc.	7.500	01/15/24	3	3,035
Government National Mortgage Assoc.	7.500	01/15/24	13	12,874
Government National Mortgage Assoc.	7.500	01/15/24	13	12,943
Government National Mortgage Assoc.	7.500	02/15/24	1	990
Government National Mortgage Assoc.	7.500	02/15/24	11	11,979
Government National Mortgage Assoc.	7.500	03/15/24	1	690
Government National Mortgage Assoc.	7.500	03/15/24	1	1,325
Government National Mortgage Assoc.	7.500	03/15/24	3	3,285
Government National Mortgage Assoc.	7.500	04/15/24	3	2,665
Government National Mortgage Assoc.	7.500	04/15/24	3	2,817
Government National Mortgage Assoc.	7.500	04/15/24	6	6,462
Government National Mortgage Assoc.	7.500	05/15/24	1	607
Government National Mortgage Assoc.	7.500	05/15/24	1	1,022
Government National Mortgage Assoc.	7.500	06/15/24	1	1,338
Government National Mortgage Assoc.	7.500	06/15/24	2	2,126
Government National Mortgage Assoc.	7.500	06/15/24	4	4,067
Government National Mortgage Assoc.	7.500	06/15/24	6	5,577
Government National Mortgage Assoc.	7.500	07/15/24	5	5,198
Government National Mortgage Assoc.	7.500	07/15/24	12	12,189
Government National Mortgage Assoc.	8.500	04/15/25	125	137,579
Government National Mortgage Assoc.	9.500	07/20/21	—(r)	22
Government National Mortgage Assoc.	9.500	08/20/21	4	4,226
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000	06/30/25	2,669	2,612,718
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.141(s)	05/15/23	600	522,721
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	3.329(s)	05/15/25	1,000	811,989
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes	5.500	09/18/23	2,700	2,995,831
Residual Funding Corp. Strips Principal, Bonds, PO	1.753(s)	01/15/21	2,490	2,340,264
Residual Funding Corp. Strips Principal, Bonds, PO	2.862(s)	01/15/30	1,260	857,251
Residual Funding Corp. Strips Principal, Bonds, PO	3.132(s)	04/15/30	2,215	1,494,601
Resolution Funding Corp. Strips Interest, Bonds, IO	3.657(s)	04/15/30	1,000	673,290
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.250	03/15/20	650	645,309
Tennessee Valley Authority, Series A, Sr. Unsec’d. Notes	2.875	02/01/27	335	323,915
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170	214,201

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority, Series E, Sr. Unsec’d. Notes	6.750%	11/01/25	1,300	$ 1,585,254
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170	1,573,126
Total U.S. Government Agency Obligations (cost $177,657,184)				173,521,605
U.S. Treasury Obligations 30.3%
U.S. Treasury Bonds	2.500	02/15/45	620	531,335
U.S. Treasury Bonds	2.875	08/15/45	1,565	1,443,040
U.S. Treasury Bonds	3.000	05/15/45	2,300	2,174,938
U.S. Treasury Bonds	3.000	08/15/48	2,100	1,975,230
U.S. Treasury Bonds	3.125	05/15/48	75	72,296
U.S. Treasury Bonds	3.625	08/15/43	1,780	1,875,327
U.S. Treasury Bonds	3.750	11/15/43	215	231,100
U.S. Treasury Inflation Indexed Bonds	0.625	04/15/23	5,015	4,920,620
U.S. Treasury Notes	1.375	08/31/20	3,465	3,379,864
U.S. Treasury Notes	1.625	04/30/23	945	896,716
U.S. Treasury Notes	1.750	05/15/23	7,415	7,070,318
U.S. Treasury Notes	1.875	04/30/22	15,233	14,753,994
U.S. Treasury Notes	2.000	11/30/20	8,210	8,079,153
U.S. Treasury Notes	2.125	09/30/21	15,715	15,412,364
U.S. Treasury Notes	2.125	06/30/22	4,040	3,939,947
U.S. Treasury Notes	2.125	02/29/24	3,825	3,685,148
U.S. Treasury Notes	2.125	05/15/25(k)	9,695	9,240,547
U.S. Treasury Notes	2.250	12/31/24	3,485	3,357,852
U.S. Treasury Notes	2.250	11/15/27	1,310	1,232,884
U.S. Treasury Notes	2.375	01/31/23	85	83,413
U.S. Treasury Notes	2.375	08/15/24	12,660	12,310,861
U.S. Treasury Notes	2.875	10/31/20	3,065	3,067,514
U.S. Treasury Notes	2.875	11/15/21	2,135	2,137,585
U.S. Treasury Notes	3.000	09/30/25	1,310	1,316,141
U.S. Treasury Strips Coupon	1.881(s)	05/15/31	1,100	741,538
U.S. Treasury Strips Coupon	1.898(s)	08/15/29	1,100	787,008
U.S. Treasury Strips Coupon	2.100(s)	11/15/35	2,200	1,269,171
U.S. Treasury Strips Coupon	2.184(s)	02/15/28	695	523,422
U.S. Treasury Strips Coupon	2.241(s)	05/15/28	345	257,523
U.S. Treasury Strips Coupon	2.264(s)	08/15/40	2,200	1,066,498
U.S. Treasury Strips Coupon	2.280(s)	02/15/29	345	250,935
U.S. Treasury Strips Coupon	2.384(s)	05/15/29	710	511,998
U.S. Treasury Strips Coupon	2.404(s)	08/15/21	3,185	2,950,301
U.S. Treasury Strips Coupon	2.499(s)	02/15/22(k)	1,675	1,528,286
U.S. Treasury Strips Coupon	3.143(s)	08/15/27	920	704,924
U.S. Treasury Strips Principal, PO	2.543(s)	02/15/45	1,365	568,764
U.S. Treasury Strips Principal, PO	2.620(s)	05/15/43	1,140	504,383

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Principal, PO	2.993%(s)	11/15/43	440	$ 191,156
U.S. Treasury Strips Principal, PO	3.005(s)	11/15/44	1,045	440,074
U.S. Treasury Strips Principal, PO	3.429(s)	08/15/43	2,480	1,086,394
U.S. Treasury Strips Principal, PO	3.626(s)	05/15/44	2,865	1,224,699
Total U.S. Treasury Obligations (cost $120,857,311)				117,795,261

Total Long-Term Investments (cost $396,702,910)				387,902,524

	Shares
Short-Term Investments 0.8%
Affiliated Mutual Fund 0.8%
PGIM Core Ultra Short Bond Fund (cost $3,059,650)(w)	3,059,650	3,059,650
Options Purchased*~ 0.0%
(cost $20,693)		208,294
TOTAL SHORT-TERM INVESTMENTS (cost $3,080,343)		3,267,944

TOTAL INVESTMENTS 100.7% (cost $399,783,253)		391,170,468
Liabilities in excess of other assets(z) (0.7)%		(2,901,084)

Net Assets 100.0%		$ 388,269,384

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of November 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $3,405,254)	3.500%	TBA	12/13/18	(3,500)	$(3,431,539)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%	—	1,200	$ 2,753
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	1,800	4,347
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	2,178	12,275
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	2,118	11,947
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	5,296	29,199
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	10,512	64,504
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	10,660	68,005
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	2,118	15,264
Total Options Purchased (cost $20,693)							$208,294

Futures contracts outstanding at November 30, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
191	2 Year U.S. Treasury Notes	Mar. 2019	$40,298,016	$ 22,957
192	5 Year U.S. Treasury Notes	Mar. 2019	21,688,500	29,417
140	10 Year U.S. Treasury Notes	Mar. 2019	16,723,438	43,095
22	10 Year U.S. Ultra Treasury Notes	Mar. 2019	2,783,000	9,937
282	30 Year U.S. Ultra Treasury Bonds	Mar. 2019	42,978,562	39,385
				144,791
Short Positions:
229	90 Day Euro Dollar	Dec. 2018	55,648,431	487,582
278	20 Year U.S. Treasury Bonds	Mar. 2019	38,893,937	(161,500)
				326,082
				$ 470,873

PGIM Government Income Fund
Schedule of Investments (unaudited) (continued)
as of November 30, 2018
Interest rate swap agreements outstanding at November 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
736,115	01/30/19	2.261%(A)	1 Day USOIS(1)(A)	$ —	$ 114,395	$ 114,395
38,885	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(14,796)	313,898	328,694
8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(4,485)	69,803	74,288
14,465	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	4,073	111,103	107,030
20,905	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,832	178,531	170,699
6,995	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,724	46,394	44,670
2,115	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	23	10,688	10,665
8,455	03/23/21	2.369%(A)	1 Day USOIS(1)(A)	—	26,538	26,538
22,835	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	(7,171)	859,025	866,196
8,110	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	21,190	291,116	269,926
6,650	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	66,929	66,929
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	5,966	5,966
3,684	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(2,550)	(1,258)	1,292
1,905	07/31/25	2.802%(A)	1 Day USOIS(1)(A)	—	(15,319)	(15,319)
1,780	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	1,404	(11,414)	(12,818)
8,016	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	501	(53,524)	(54,025)
11,445	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	115,325	520,853	405,528
4,745	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	53,761	304,697	250,936
1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,998	91,515	89,517
795	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	41,908	41,908
2,625	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(1,634)	116,268	117,902
525	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	28,834	28,834
145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	12,885	12,885
				$177,195	$3,129,831	$2,952,636

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:
Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:
Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets	$—	$3,839,151
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of November 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 14,916,964	$—

Commercial Mortgage-Backed Securities	—	73,533,291	—
Corporate Bonds	—	6,708,891	—
Municipal Bonds	—	1,108,963	—
Residential Mortgage-Backed Securities	—	317,549	—
U.S. Government Agency Obligations	—	173,521,605	—
U.S. Treasury Obligations	—	117,795,261	—
Affiliated Mutual Fund	3,059,650	—	—
Options Purchased	—	208,294	—
Other Financial Instruments*
Forward Commitment Contract	—	(3,431,539)	—
Futures Contracts	470,873	—	—
Centrally Cleared Interest Rate Swap Agreements	—	2,952,636	—
Total	$3,530,523	$387,631,915	$—

*	Other financial instruments are derivatives, with the exception of forward commitment contracts and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Glossary
The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
CDO—Collateralized Debt Obligation
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
L2—Level 2
L3—Level 3
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
OTC—Over-the-counter
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trusts
S—Semiannual payment frequency for swaps
Strips—Separate Trading of Registered Interest and Principal of Securities
TBA—To Be Announced
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with Financial Accounting Standards Board Accounting Standard Codification Topic 820 - Fair Value Measurements and Disclosures.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 14

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date	January 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	January 15, 2019

By (Signature and Title)*	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date	January 15, 2019

* Print the name and title of each signing officer under his or her signature